As filed with the Securities and Exchange Commission on September 24, 2004
                                                              File No. 033-23251
                                                                       811-04721
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 28                                       |X|
                                   ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 14                                                      |X|
                    ----

                        (Check appropriate box or boxes.)

                              --------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                              --------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on September 27, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              --------------------

================================================================================

                                     PART A



                 VERSION A OF THIS REGISTRATION STATEMENT IS NOT
                            AFFECTED BY THIS FILING.

                                                                      VERSION B


                              FLEX EDGE SUCCESS(R)
                                  JOINT EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                    SEPTEMBER 27, 2004

This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series [diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series

[diamond]  Phoenix-Lord Abbett Bond-Debenture Series
[diamond]  Phoenix-Lord Abbett Large-Cap Value Series
[diamond]  Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]  Phoenix-MFS Investors Growth Stock Series

[diamond]  Phoenix-Northern Dow 30 Series
[diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond]  Phoenix-Oakhurst Strategic Allocation Series
[diamond]  Phoenix-Oakhurst Value Equity Series

[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]  Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series
[diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND 0 - CLASS O SHARES
------------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities Fund *
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Global Asset Allocation Fund *
[diamond]  Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund
[diamond]  Rydex Variable Trust Nova Fund
[diamond]  Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]  Scudder VIT EAFE(R) Equity Index Fund
[diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies


* Not available for new investors

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT: [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                             PO Box 8027
                                                             Boston, MA 02266-8027
                                                 [telephoen] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                             800/541-0171

                        TABLE OF CONTENTS


Heading                                                    Page
-----------------------------------------------------------------

RISK/BENEFIT SUMMARY....................................    3
   Policy Benefits......................................    3
   Policy Risks.........................................    3
FEE TABLES..............................................    5
   Transaction Fees.....................................    5
   Periodic Charges Other than Fund Operating Expenses..    6
   Minimum and Maximum Fund Operating Expenses..........    8
   Annual Fund Expenses.................................    9
PHOENIX LIFE INSURANCE COMPANY..........................   11
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT............   11
   Valuation Date.......................................   11
   Performance History..................................   11
VOTING RIGHTS...........................................   11
THE GUARANTEED INTEREST ACCOUNTS........................   12
CHARGES AND DEDUCTIONS..................................   12
   General..............................................   12

   Charges Deducted from Premium Payments...............   13

   Periodic Charges.....................................   13
   Conditional Charges..................................   14
   Other Tax Charges....................................   15
   Fund Charges.........................................   15
THE POLICY..............................................   15
   Contract Rights: Owner, Insured, Beneficiary.........   15

   Contract Limitations.................................   16

   Purchasing a Policy..................................   16
GENERAL ................................................   17
   Postponement of Payments.............................   17
   Optional Insurance Benefits..........................   17
   Death Benefit........................................   18
PAYMENT OF PROCEEDS.....................................   19
   Surrender and Death Benefit Proceeds.................   19
   Payment Options......................................   19
   Surrenders...........................................   20
   Transfer of Policy Value.............................   21
   Disruptive Trading and Market Timing.................   21

   Loans................................................   23
   Lapse................................................   24
FEDERAL INCOME TAX CONSIDERATIONS.......................   24
   Introduction.........................................   24
   Income Tax Status....................................   24
   Policy Benefits......................................   25
   Business-Owned Policies..............................   25
   Modified Endowment Contracts.........................   25
   Limitations on Unreasonable Mortality and
    Expense Charges.....................................   26
   Qualified Plans......................................   26
   Diversification Standards............................   26
   Change of Ownership or Insured or Assignment.........   27
   Other Taxes..........................................   27
   Withholding..........................................   27
FINANCIAL STATEMENTS....................................   27
APPENDIX A - INVESTMENT OPTIONS.........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS..................  B-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in "Appendix B-Glossary of Special Terms."


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. The policy can be purchased on one life (single life policies) or on two lives up to five lives (multiple life policies). While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy. When more than one life is insured, we pay the death benefit when the first of the insureds dies.

You will choose a death benefit when you apply for a policy.

[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available for single life policies, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Single Life Policies
          o  Disability Waiver of Specified Premium
          o  Accidental Death Benefit
          o  Death Benefit Protection
          o  Whole Life Exchange Option (not available after January 27, 2003)
          o  Purchase Protection Plan
          o  Living Benefits
          o  Cash Value Accumulation
          o  Child Term
          o  Family Term
          o  Business Term

[diamond] Multiple Life Policies
          o  Disability Benefit
          o  Survivor Purchase Option
          o  Term Insurance
          o  Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life

Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
                CHARGE                            WHEN DEDUCTED                                   AMOUNT DEDUCTED
---------------------------------------  ---------------------------------  --------------------------------------------------------
PREMIUM TAX CHARGE                       Upon Payment.                      2.25% of each premium for single life policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------
FEDERAL TAX CHARGE                       Upon Payment.                      1.50% of each premium for single life policies.

                                                                            No charge applies to multiple life policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------

ISSUE EXPENSE CHARGE                     1/12th of the fee is deducted      The maximum charge is $600 for single life policies and
                                         on each of the first 12 monthly    $150(2) for multiple life policies.
                                         calculation days(1).

---------------------------------------  ---------------------------------  --------------------------------------------------------

SURRENDER CHARGE(3)                      Upon full surrender or lapse.      Maximum is 0.5% of policy face amount plus 28.5% of
                                                                            premiums paid for single life policies.

                                                                            Maximum is 30% of premiums paid for multiple life
                                                                            policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------
PARTIAL SURRENDER CHARGE                 Upon Partial Surrender or a        For a partial surrender:
                                         decrease in the policy face        ------------------------
                                         amount.                            The charge that would apply upon a full surrender
                                                                            multiplied by the partial surrender amount divided by
                                                                            the result of subtracting the full surrender charge from
                                                                            the policy value.

                                                                            For a decrease in face amount:
                                                                            ------------------------------
                                                                            The charge that would apply upon a full surrender
                                                                            multiplied by the decrease in face amount divided by the
                                                                            face amount prior to the decrease.

---------------------------------------  ---------------------------------  --------------------------------------------------------

PARTIAL SURRENDER FEE                    Upon Partial Surrender.            2% of surrender amount(4).

---------------------------------------  ---------------------------------  --------------------------------------------------------
TRANSFER CHARGE                          Upon Transfer.                     At present, we do not charge for transfers between
                                                                            investment options, but we reserve the right to charge
                                                                            up to $10 per transfer after the first two transfers in
                                                                            any given policy year.
------------------------------------------------------------------------------------------------------------------------------------


(1) The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.

(2) The Issue Charge is $50 per month for the first 12 policy months for single life policies and $12.50 per month for the first 12 policy months for multiple life policies.
(3) The surrender charge begins to decrease after five policy years, and becomes zero after ten policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.
(4) We limit this fee to $25 for each partial surrender.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum Charges    ............................ We charge $0.06 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in   ............................ We would charge $0.14 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.

  Example for five 35 year old
  males in the nonsmoker         ............................ We would charge $0.98 per $1,000 of amount at risk(2) per month. We
  premium class                                               would increase this charge as they age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each Monthly              $10 per month.(3)
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each Monthly              0.80% of average daily net assets, on an annual basis, of
CHARGE(4)                        Calculation Day.             investments in the subaccounts.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes.                       to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(5)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                         OPTIONAL INSURANCE BENEFITS - SINGLE LIFE POLICIES
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On each Monthly              $0.01 per $1,000 of face amount per month.
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN         On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.05 - $0.17 per unit(7) purchased per month.

  Example for a male age 35 in   ............................ $0.16 per unit(7) purchased per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On each Monthly
PREMIUM RIDER(6)                 Calculation Day.

  Minimum and Maximum            ............................ $0.22 - $0.82 per $100 of premium waived per month.

  Example for a male age 45 in   ............................ $0.33 per $100 of premium waived per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $0.26 per $1,000 of rider amount per month.

  Example for a male age 45 in   ............................ $0.79 per $1,000 of rider amount per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE OPTION       We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
RIDER                            rider.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

CHILD TERM RIDER(8)              On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.06 - $0.14 per $1,000 of rider face amount.

  Example for a male child       ............................ $0.11 per $1,000 of rider face amount. We would generally increase
  age 15.                                                     this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(8)             On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.08 - $8.11 per $1,000 of rider face amount.

  Example for a male age 45 in   ............................ $0.23 per $1,000 of rider face amount. We would generally increase
  the nonsmoker premium class.                                this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
BUSINESS TERM RIDER(8)           On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $30.73 per $1,000 of rider face amount.

  Example for a male age 45 in   ............................ $0.19 per $1,000 of rider face amount. We would generally increase
  the nonsmoker premium class.                                this charge as he ages.
------------------------------------------------------------------------------------------------------------------------------------
                                        OPTIONAL INSURANCE BENEFITS - MULTIPLE LIFE POLICIES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURVIVOR PURCHASE OPTION         On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.02 - $0.87 per $1,000 of rider face amount per month.

  Example for two 45 year old    ............................ We would charge $0.04 per $1,000 of face amount per month.
  nonsmokers.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT AND WAIVER    On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.0007 - $0.22 per $1,000 of net amount at risk per month.

  Example for a 35 year old      ............................ We would charge $0.004 per $1,000 of net amount at risk per month.
  male nonsmoker.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TERM INSURANCE RIDER(8)          On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.0001 - $83.33 per $1,000 of rider face amount per month.

  Example for a 35 year old      ............................ We would charge $0.20 per $1,000 of face amount per month.
  male nonsmoker.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY EXCHANGE OPTION RIDER     On Rider Date.               $100
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount of the policy. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4) We do not deduct this charge from investments in the Guaranteed Interest Account. We currently reduce this charge to 0.25% in policy years 16+ for single life policies.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."

(6) This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.

(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider

(8) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                         Minimum         Maximum

Total Annual Fund Operating Expenses(1)                   0.30%      -    5.73%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Rule
                                                           Investment      12b-1        Other Operating         Total Annual Fund
                        Series                           Management Fee    Fees            Expenses                 Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             1.06% (2, 6)           1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                        Net Annual                                                       Net Annual
                                        Reimbursements     Fund                                           Reimbursements    Fund
                    Series                 & Waivers     Expenses                       Series               & Waivers    Expenses
                    ------                 ---------     --------                       ------               ---------    --------

Phoenix-AIM Mid-Cap Equity                  (1.17%)       1.10%    Phoenix-MFS Investors Growth Stock         (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced         (0.09%)       0.65%    Phoenix-Northern Dow 30                    (0.41%)       0.60%
Index
Phoenix-Engemann Small & Mid-Cap            (0.48%)       1.25%    Phoenix-Northern Nasdaq-100 Index(R)       (0.85%)       0.60%
Growth
Phoenix-Goodwin Multi-Sector Short          (0.86%)       0.70%    Phoenix-Oakhurst Growth and Income         (0.06%)       0.95%
Term Bond(8)
Phoenix-Kayne Rising Dividends              (1.52%)       0.85%    Phoenix-Oakhurst Value Equity              (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality Value       (4.68%)       1.05%    Phoenix-Sanford Bernstein Mid-Cap Value    (0.07%)       1.30%
Phoenix-Lazard International Equity         (0.98%)       1.05%    Phoenix-Sanford Bernstein Small-Cap        (0.22%)       1.30%
Select                                                             Value
Phoenix-Lazard Small-Cap Value              (2.28%)       1.05%    Phoenix-Seneca Mid-Cap Growth              (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture          (1.62%)       0.90%    Phoenix-State Street Research Small-Cap    (2.74%)       1.00%
                                                                   Growth
Phoenix-Lord Abbett Large-Cap Value         (0.95%)       0.90%
Phoenix-Lord Abbett Mid-Cap Value           (2.17%)       1.00%



(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS (2)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (1)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                            Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                            ----------------------------------------       ------------------------
     Federated Fund for U.S. Government Securities II                    (0.25%)                                    0.72%
     Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                    0.75%
     VIP Contrafund(R) Portfolio                                         (0.02%)                                    0.75%
     VIP Growth Opportunities Portfolio                                  (0.02%)                                    0.80%
     VIP Growth Portfolio                                                (0.03%)                                    0.74%
     Technology Portfolio                                                (0.18%)                                    1.15%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
 Washington's Birthday            Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the

Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS


ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year. For single life policies we charge $1.50 per $1,000 of initial face amount to a maximum of $600. For multiple life policies we charge $150.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Single life policies will be assessed a tax charge equal to 2.25% of the premiums paid. Multiple life policies will be assessed the actual premium tax incurred. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment on a single life policy to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs. There is no Federal Tax charge on multiple life policies.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.


[diamond] ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Certain riders are available at no charge:

          o LIVING BENEFITS RIDER (for single life policies). This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

          o CASH VALUE ACCUMULATION RIDER (for single life policies). You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

          o WHOLE LIFE EXCHANGE OPTION RIDER (for single life policies). This rider permits you to exchange a Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

          o POLICY EXCHANGE OPTION RIDER (for multiple life policies). This rider provides for the exchange of the multiple life policy for single life policies.

          We charge for providing benefits under the following riders:

          o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER (for single life policies) charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age five through 60 under this rider and terminate the rider when the insured person reaches age 65.

          o ACCIDENTAL DEATH BENEFIT RIDER (for single life policies) charges vary based on age, sex, and amount of additional death benefit.

          o PURCHASE PROTECTION PLAN RIDER (for single life policies) charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

          o CHILD TERM RIDER charges (for single life policies) depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

          o FAMILY TERM RIDER (for single life policies) charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

          o BUSINESS TERM RIDER (for single life policies) charges vary based on age(s), gender(s), smoker classification(s), and table rating(s), and the Rider's face amount.

          o DEATH BENEFIT PROTECTION RIDER (for single life policies) charge is based upon the face amount.

          o DISABILITY BENEFIT RIDER (for multiple life policies) charge is based on the age(s), gender(s), smoker classification(s), specified amount and the number of insureds.

          o SURVIVOR PURCHASE OPTION RIDER (for multiple life policies) charge is based upon the face amount of the policy.

          o TERM INSURANCE RIDER (for multiple life policies) based on the age(s), gender(s), smoker classifications of the persons insureds.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

          If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

          Mortality and Expense Risk Charge:

          Single Life Policies:
          o  Policy years one through 15:   .80% annually;
          o  Policy years 16 and after:     .25% annually.

          Multiple Life Policies:
          o  For all policy years:          .80% annually.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65; the rates for years 16 and after apply after attained age 65.

Single Life Policies
          o  Policy years 1-10 (or insured's age 65 if earlier):  4%
          o  Policy years 11-15:                                  3%
          o  Policy years 16 and thereafter:                     2 1/2%


Single Life policies - New York and New Jersey only


          o  Policy years 1-10 (for insured's age 65 if earlier): 6%
          o  Policy years 11-15:                                  5%
          o  Policy years 16 and thereafter:                     4 1/2%

Multiple Life Policies
          o  Policy years 1-10:                                   8%
          o  Policy years 11 and thereafter:                      7%

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first ten policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first ten policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no Surrender charge after the 10th policy year. During the first two policy years on single life policies and during the first ten policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to either A plus B (as shown below), whichever is less. After the first two policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

          A is equal to:

          1) 28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

          2) 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

          3)  7.5% of all premiums paid in excess of twice this amount.

          B is equal to $5 per $1,000 of initial face amount.

          The following is the surrender charge schedule for a male age 35 in the nonsmoker classification at a face amount of $100,000.

          -----------------------------------------------------------
                          SURRENDER CHARGE SCHEDULE
          -----------------------------------------------------------
          POLICY MONTH     SURRENDER      POLICY        SURRENDER
                            CHARGE         MONTH         CHARGE
              1-60         $1307.54          91          $933.20
               61           1295.46          92           921.13
               62           1283.39          93           909.05
               63           1271.31          94           896.97
               64           1259.24          95           884.90
               65           1247.16          96           872.82
               66           1235.08          97           836.39
               67           1223.01          98           799.95
               68           1210.93          99           763.52
               69           1198.86         100           727.09
               70           1186.78         101           690.65
               71           1174.71         102           654.22
               72           1162.63         103           617.78
               73           1150.56         104           581.35
               74           1138.48         105           544.91
               75           1126.41         106           508.48
               76           1114.33         107           472.05
               77           1102.26         108           435.61
               78           1090.18         109           399.18
               79           1078.10         110           362.74
               80           1066.03         111           326.31
               81           1053.95         112           289.97
               82           1041.88         113           253.44
               83           1029.80         114           217.01
               84           1017.73         115           180.57
               85           1005.65         116           144.14
               86            993.58         117           107.70
               87            981.50         118            71.27
               88            969.43         119            34.83
               89            957.35         120              .00
               90            945.28


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.


          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer.


OTHER TAX CHARGES

Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Minimum and Maximum Fund Operating Expenses."


These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within five business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from two to five lives under one policy, for any person up to age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a policy could be purchased on the lives of spouses, family members, business partners or other related groups.

PREMIUM PAYMENTS
The policies are flexible premium variable universal life insurance policies. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium tax charge before we apply them to your policy. Single life policies will also be reduced by a federal tax charge of 1.50%. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax charge and, for the single policies, by 1.50% for federal tax charges (if applicable). The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

SINGLE LIFE POLICIES

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force. This policy is elected at issue.


[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.


          We assess a monthly charge for this rider. This policy is elected at issue.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

          1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

          2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year ten;

          3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

          For policies issued in New York, two guarantee periods are available:

          1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

          2 The policy anniversary nearest the Insured's 95th birthday.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.


[diamond] LIVING BENEFIT RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.


[diamond] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.


          We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

[diamond] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy. This policy is elected at issue.


[diamond] BUSINESS TERM RIDER. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed six times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

MULTIPLE LIVES POLICIES

[diamond] DISABILITY BENEFIT RIDER. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage. This policy is elected at issue.


[diamond] SURVIVOR PURCHASE OPTION RIDER. The survivor(s) may purchase a new
          Multiple Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.


[diamond] TERM INSURANCE RIDER. The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds. This policy is elected at issue.


[diamond] POLICY EXCHANGE OPTION RIDER. The Multiple Life Policy may be exchanged for single life policies where the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new Free Look Period (see "The Summary - Right to Cancel") will be established for the amount of the increase.


PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."


REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

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

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 33/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 33/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed.

See "General Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve transfer limit. For more information, see "Disruptive Trading and Market Timing."

TELEPHONE TRANSFERS
You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Accounts is being transferred; or

o  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:


[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.


To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

Loan interest rate are as follows:

[diamond] Single Life Policies
          o  Policy years 1-10:                                   4%
          o  Policy years 11-15:                                  3%
          o  Policy years 16 and thereafter*:                    2 1/2%

[diamond] Single Life policies - New York and New Jersey only
          o  Policy years 1-10:                                   6%
          o  Policy years 11-15:                                  5%
          o  Policy years 16 and thereafter*:                    4 1/2%

          *These rates also apply after the insured attains age 65.

[diamond] Multiple Life Policies
          o  Policy years 1-10:                                   8%
          o  Policy years 11 and thereafter:                      7%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed

Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

If the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE
----------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
----------------------------------------------------------------------------------------------------------------------------
                Series                      Aggressive Growth  Conservative  Growth  Growth & Income  Income  Specialty
----------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                     |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                         |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                            |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                         |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                      |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                 |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                  |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                         |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                                                                    Duff & Phelps
                                              Phoenix Investment  Phoenix Variable  Investment      Aim Advisors,  Fred Alger
                 Series                       Counsel, Inc.       Advisors, Inc.    Management Co.  Inc.           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                   |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                              Deutsche Asset    Federated Investment  Fidelity Management      Franklin Mutual
                 Series                       Management, Inc.  Management Company    and Research Company     Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors

                                              --------------------------------------------------------------------------------------
                                                                         Templeton    Templeton  Templeton   Wanger
                                              Morgan Stanley   Rydex     Asset        Global     Investment  Asset
                                              Investment       Global    Management,  Advisors   Counsel,    Management,
                 Series                       Management Inc.  Advisors  Ltd.         Limited    LLC         L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                  Aberdeen   AIM          Alliance     Kayne Anderson      Lazard
                                                  Fund       Capital      Capital      Rudnick Investment  Asset        Lord,
                                                  Managers,  Management,  Management,  Management,         Management,  Abbett & Co.
                 Series                           Inc.       Inc.         L.P.         LLC                 LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                     |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------




INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors

                                                  ----------------------------------------------------------------------------------
                                                              Northern                  Seneca       State Street
                                                  MFS         Trust        Engemann     Capital      Research &
                                                  Investment  Investments, Asset        Management,  Management
                 Series                           Management  N.A.         Management   LLC          Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                    |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DEBT: Unpaid policy loans with accrued interest.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

NET AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which nonloaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012

























Additional information about the Flex Edge Success and Joint Edge Policies and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated September 27, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V603, V601

Investment Company Act File No. 811-04721

add value to wealth(SM)[logo]


L0224PR (C)2004 The Phoenix Companies, Inc.         [logo] Printed on recycled paper.                                     9-04


                                                                     [VERSION C]

                               INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                    SEPTEMBER 27, 2004

This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-AIM Mid-Cap Equity Series
[diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]   Phoenix-Kayne Rising Dividends Series
[diamond]   Phoenix-Kayne Small-Cap Quality Value Series
[diamond]   Phoenix-Lazard International Equity Select Series
[diamond]   Phoenix-Lazard Small-Cap Value Series

[diamond]   Phoenix-Lord Abbett Bond-Debenture Series
[diamond]   Phoenix-Lord Abbett Large-Cap Value Series
[diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]   Phoenix-MFS Investors Growth Stock Series

[diamond]   Phoenix-Northern Dow 30 Series
[diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]   Phoenix-Oakhurst Growth and Income Series
[diamond]   Phoenix-Oakhurst Strategic Allocation Series
[diamond]   Phoenix-Oakhurst Value Equity Series

[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series
[diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]   Mutual Shares Securities Fund
[diamond]   Templeton Developing Markets Securities Fund *
[diamond]   Templeton Foreign Securities Fund
[diamond]   Templeton Global Asset Allocation Fund *
[diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]   Rydex Variable Trust Juno Fund
[diamond]   Rydex Variable Trust Nova Fund
[diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]   Scudder VIT EAFE(R) Equity Index Fund
[diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]   Wanger International Select
[diamond]   Wanger International Small Cap
[diamond]   Wanger Select
[diamond]   Wanger U.S. Smaller Companies

* Not available for new investors

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope] PHOENIX VARIABLE PRODUCTS MAIL
OPERATIONS ("VPMO")                                              PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                 (800) 541-0171

                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     3
   Policy Benefits ...................................     3
   Policy Risks ......................................     3
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating
    Expenses..........................................     6
   Minimum and Maximum Fund Operating Expenses........     7
   Annual Fund Expenses...............................     8
PHOENIX LIFE INSURANCE COMPANY .......................    10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    10
   Valuation Date.....................................    10
   Performance History ...............................    10
VOTING RIGHTS ........................................    10

THE GUARANTEED INTEREST ACCOUNTS .....................    11

CHARGES AND DEDUCTIONS................................    11
   General ...........................................    11
   Charges Deducted from Premium Payments ............    11

   Periodic Charges ..................................    12

   Conditional Charges ...............................    13
   Transfer Charge....................................    14
   Other Tax Charges .................................    14
   Fund Charges.......................................    14
THE POLICY ...........................................    14
   Contract Rights: Owner, Insured, Beneficiary ......    14
   Contract Limitations...............................    14

   Purchasing a Policy................................    15

GENERAL ..............................................    16
   Postponement of Payments ..........................    16
   Optional Insurance Benefits .......................    16
   Death Benefit......................................    17

PAYMENT OF PROCEEDS ..................................    18
   Surrender and Death Benefit Proceeds ..............    18
   Surrenders.........................................    19

   Transfer of Policy Value...........................    19
   Disruptive Trading and Market Timing...............    20

   Loans..............................................    21
   Lapse..............................................    22
FEDERAL INCOME TAX CONSIDERATIONS ....................    23
   Introduction.......................................    23
   Income Tax Status..................................    23
   Policy Benefits....................................    23
   Business-Owned Policies............................    24
   Modified Endowment Contracts ......................    24
   Limitations on Unreasonable Mortality and Expense
      Charges.........................................    25
   Qualified Plans....................................    25
   Diversification Standards..........................    25
   Change of Ownership or Insured or Assignment.......    25
   Other Taxes........................................    26
   Withholding........................................    26
FINANCIAL STATEMENTS..................................    26

APPENDIX A - INVESTMENT OPTIONS.......................   A-1

APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in "Appendix B-Glossary of Special Terms."

POLICY BENEFITS


DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy.

[diamond]  Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

[diamond]  Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Disability Waiver of Specified Premium
[diamond]  Accidental Death Benefit
[diamond]  Death Benefit Protection
[diamond] Whole Life Exchange Option (not available after January 27, 2003) [diamond] Purchase Protection Plan
[diamond]  Living Benefits
[diamond]  Cash Value Accumulation
[diamond]  Child Term
[diamond]  Family Term
[diamond]  Phoenix Individual Edge Term
[diamond]  Age 100+ Rider
[diamond]  LifePlan Options Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied.

Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
During the first eight policy years the policy will remain in force as long as the policy value is enough to pay the monthly charges incurred under the policy. After that, your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value (or the policy value in the first 8 years) is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

---------------------------------------------------------------------------------------------------------------------------------

                                                      TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX                     Upon Payment.               2.25 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX CHARGE              Upon Payment.               1.50 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------

ISSUE CHARGE                    1/12th of the fee is        The maximum charge is $600(2).
                                deducted on each of the
                                first 12 monthly
                                calculation days(1).
---------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                Upon full surrender or      A maximum of 2.25 times the Commission Target Premium(3). We will
                                lapse.                      provide your surrender charges before we issue your policy.

---------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE        Upon Partial Surrender or   For a partial surrender:
                                a decrease in the policy    ------------------------
                                face amount.                The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                            For a decrease in face amount:
                                                            ------------------------------
                                                            The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
---------------------------------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER FEE           Upon Partial Surrender.     2% of surrender amount(4).

---------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                 Upon Transfer.              At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
---------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.
(2) The Issue Charge is $1.50 per $1,000 of face amount. Policies with a face amount of less than $400,000 will have a total charge of less than $600.
(3) The Commission Target Premium (CTP) is an arithmetical formula based on personal information (i.e., age, gender, risk class), and the policy face amount. We will provide your surrender charges before we issue your policy.
(4) We limit this fee to $25 for each partial surrender.

                                        PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                              AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)             On each Monthly
                                 Calculation Day.


Minimum and Maximum              ......................     We currently charge $0.05 - $83.33 per $1,000 of amount at risk(2)
Charges                                                     each month.

Example for a male age 45        ......................     We would charge $0.25 per $1,000 of amount at risk(2) per month.
in the nonsmoker premium                                    We will increase this charge as he ages.
class.

----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each Monthly            $10 per month.(3)
                                 Calculation Day.
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each Monthly            0.80% of average daily net assets, on an annual basis, of
CHARGE(4)                        Calculation Day.           investments in the subaccounts.
----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for  We currently do not charge for taxes, however we reserve the right
                                 taxes.                     to impose a charge should we become liable for taxes in the future.
                                                            Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(5)    Interest accrues daily and The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy      on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued
                                 interest as another loan
                                 against the policy.
----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On each Monthly            $0.01 per $1,000 of face amount per month.
                                 Calculation Day.
----------------------------------------------------------------------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER   On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            .......................... $0.05 - $0.17 per unit(9) purchased per month.

  Example for a male age 35 in   .......................... $0.16 per unit(9) purchased per month.
  the nonsmoker premium class.
----------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(6)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum            .......................... $0.06 - $0.11 per $1,000 of rider face amount per month.

  Example for a male age 10.     .......................... $0.06 per $1,000 of rider face amount.
----------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(6)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum            .......................... $0.08 - $6.49 per $1,000 of rider face amount per month.

  Example for a male age 45.     .......................... $1.91 per $1,000 of rider face amount per month.
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX INDIVIDUAL EDGE TERM     On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            .......................... $0.05 - $156.94 per $1.000 of rider face amount per month.

  Example for a male age 45      .......................... $0.19 per $1.000 of rider face amount per month.
  in the nonsmoker premium class.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                              AMOUNT DEDUCTED
-------------------------------- -------------------------- ----------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On each Monthly
PREMIUM RIDER(7)                 Calculation Day.


  Minimum and Maximum            .......................... $0.22 -$0.82 per $100 of premium waived per month.

  Example for a male age 45 in   .......................... $0.66 per $100 of premium waived per month.
  the nonsmoker premium class.

-------------------------------- -------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(7)                         Calculation Day.


  Minimum and Maximum            .......................... $0.07 -$0.26 per $1,000 of rider amount per month.

  Minimum and Maximum            .......................... $0.79 per $1,000 of rider amount per month.
  Example for a male age 45 in
  the nonsmoker premium class.

-------------------------------- -------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION RIDER    We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER(8)     We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER                   We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this  Though we do not charge for this rider, to the extent there is an
                                 rider.                     increase in face amount, there will be an increase in the cost of insurance. We describe this rider later under "Optional Insurance
                                                            Benefits."
----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4) We currently offer reduced mortality and expense risk charges beginning in policy year 16 of 0.25% of average daily net assets invested in the subaccounts. We do not deduct this charge from investments in the Guaranteed Interest Account.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.25% on an annual basis. For more information see "Charges and Deductions" and "Loans."

(6) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(7) This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.
(8) This rider is no longer available.

(9) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                       Minimum           Maximum

Total Annual Fund Operating Expenses(1)                 0.30%             5.73%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment        12b-1     Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                               0.75%            N/A            0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity                                   0.85%            N/A            1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                    0.45%            N/A            0.29% (2)              0.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities                 0.75%            N/A            0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                              0.66%            N/A            0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Small & Mid-Cap Growth                      0.90%            N/A            0.83% (4)              1.73% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                 0.40%            N/A            0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                    0.50%            N/A            0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond                 0.50% (5)        N/A            1.06% (2, 6)           1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                               0.70%            N/A            1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                        0.90%            N/A            4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                   0.90%            N/A            1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                               0.90%            N/A            2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                           0.75%            N/A            1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                          0.75%            N/A            1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                            0.85%            N/A            2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                           0.75%            N/A            0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                      0.35%            N/A            0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                         0.35%            N/A            1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                           0.70%            N/A            0.31% (3)              1.01% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                        0.58%            N/A            0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                                0.70%            N/A            0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                      1.05%            N/A            0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                    1.05%            N/A            0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                0.80%            N/A            0.36% (4)              1.16% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                               0.75%            N/A            0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-State Street Research Small-Cap Growth               0.85%            N/A            2.89% (1)              3.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                        Net Annual                                                       Net Annual
                                        Reimbursements     Fund                                           Reimbursements    Fund
                    Series                 & Waivers     Expenses                       Series               & Waivers    Expenses
                    ------                 ---------     --------                       ------               ---------    --------
Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced        (0.09%)        0.65%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Index
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%

Phoenix-Goodwin Multi-Sector Short Term
Bond (8)                                   (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%

Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Mid-Cap        (0.07%)       1.30%
                                                                   Value

Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Small-Cap
Select                                     (0.98%)        1.05%    Value                                    (0.22%)       1.30%
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%    Growth                                   (2.74%)       1.00%

Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%


(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%       0.25% (1)   0.15%        1.00%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% 5     0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio 10                              0.80%        N/A        0.53%        1.33%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
   Shares
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

------------------------------------------------------------
 New Year's Day                      Independence Day
------------------------------------------------------------
 Martin Luther King, Jr. Day         Labor Day
------------------------------------------------------------
 Washington's Birthday               Thanksgiving Day
------------------------------------------------------------
 Good Friday                         Christmas Day
------------------------------------------------------------
 Memorial Day
------------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------


We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.


While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS


ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase. We deduct this charge in 12 equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.


You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.


[diamond] ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Certain riders are available at no charge with every Individual Edge policy:

          o LIVING BENEFITS RIDER. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

          o CASH VALUE ACCUMULATION RIDER. You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFE PLANS OPTIONS RIDER. At specified policy anniversaries, you can exercise or elect one of three options to: (1) increase the face amount; (2) to reduce the face amount without incurring a partial surrender charge; or (3) to exchange the policy for an annuity without incurring a surrender charge. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan.

          o WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange your policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. To the extent there is an increase in face amount there will be an increase in the cost of insurance. This rider is no longer available.

    We charge for providing benefits under the following riders:

          o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

          o ACCIDENTAL DEATH BENEFIT RIDER charges vary based on age, sex, and amount of additional death benefit.

          o PURCHASE PROTECTION PLAN RIDER charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

          o CHILD TERM RIDER charges depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.


          o FAMILY TERM RIDER charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.


          o INDIVIDUAL EDGE TERM RIDER charges vary based on age, gender, smoker classification, and table rating, and the Rider's face amount.

          o DEATH BENEFIT PROTECTION RIDER charge is based upon the face amount.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

    If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


    For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.


[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65, after that, the rates for Policy Years 16+ will apply.

    -----------------------------------------------------------
                                           RATE WE CREDIT
                                        THE LOANED PORTION OF
                 LOAN INTEREST RATE        THE GUARANTEED
                      CHARGED             INTEREST ACCOUNT
    ---------- ----------------------- ------------------------
    POLICY       MOST      NEW YORK/     MOST      NEW YORK/
    YEARS:      STATES    NEW JERSEY    STATES    NEW JERSEY
    ---------- ---------- ------------ --------- --------------
      1-10        4%          6%          2%          4%
    ---------- ---------- ------------ --------- --------------
      11-16       3%          5%          2%          4%
    ---------- ---------- ------------ --------- --------------
       16+       2.25%       4.25%        2%          4%
    -----------------------------------------------------------
    Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

    The following table shows the surrender charges applicable for a male Nonsmoker for a face amount of $100,000:

              ISSUE AGE         INITIAL SURRENDER
                 25                 $1,235.25
                 35                  1,923.75
                 45                  3,127.94
                 55                  4,611.17
                 65                  5,850.00
                 75                  5,850.00
                 85                  5,850.00

    The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, for a face amount of $100,000. The surrender charge is equal to:

------------------------------------------------------
              SURRENDER CHARGE SCHEDULE
------------------------------------------------------
    POLICY       SURRENDER     POLICY     SURRENDER
    MONTH          CHARGE       MONTH       CHARGE

     1-12        $1923.75        89        $1179.90
    13-24         1923.75        90         1154.25
    25-36         1923.75        91         1128.60
    37-48         1923.75        92         1102.95
    49-60         1923.75        93         1077.30
      61          1898.10        94         1051.65
      62          1872.45        95         1026.00
      63          1846.80        96         1000.35
      64          1821.15        97          958.63
      65          1795.50        98          916.90
      66          1769.85        99          875.18
      67          1744.20        100         833.45
      68          1718.55        101         791.73
      69          1692.90        102         750.01
      70          1667.25        103         708.28
      71          1641.60        104         666.56
      72          1615.95        105         624.83
      73          1590.30        106         583.11
      74          1564.65        107         541.39
      75          1539.00        108         499.66
      76          1513.35        109         457.94
      77          1487.70        110         416.21
      78          1462.05        111         374.49
      79          1436.40        112         332.77
      80          1410.75        113         291.04
      81          1385.10        114         249.32
      82          1359.45        115         207.59
      83          1333.80        116         165.87
      84          1308.15        117         124.15
      85          1282.50        118          82.42
      86          1256.85        119          40.70
      87          1231.20        120          00.00
      88          1205.55


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease. This charge is intended to recoup the costs of issuing the policy.

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.


TRANSFER CHARGE

Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge, would be intended to recoup for the cost of administering the transfer.


OTHER TAX CHARGES
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Minimum and Maximum Fund Operating Expenses."


These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY

--------------------------------------------------------------------------------


CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 85 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt.

We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS
The Individual Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by a 2.25% state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).


[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.


[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

          o the insured dies from bodily injury that results from an accident;
            and

          o the insured dies no later than 90 days after injury.


    We assess a monthly charge for this rider. This policy is elected at issue.


[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:


          1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year seven;


          2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

          3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 100th birthday.

    Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

    For policies issued in New York, two guarantee periods are available:


    1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

    2   The policy anniversary nearest the Insured's 100th birthday.

[diamond]   PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond]   LIVING BENEFIT RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.


    This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.


[diamond]   CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond]   CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.


    We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.


[diamond]   FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.


    We assess a monthly charge for this rider. This rider is elected at issue.

[diamond]   PHOENIX INDIVIDUAL EDGE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed four times the initial face amount of the policy. This rider is elected at issue.


[diamond]   AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]   LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy
            Anniversaries, subject to various limitations as set forth in the rider, the following policy options may be exercised or elected.

    1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

    2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

    3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.


    While there is no charge for this rider, if you select option 1, you will incur an increase in your cost of insurance due to the increase in face amount. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.


[diamond]   WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age
            65 or policy year 15. There is no charge for this option. This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from the policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond]   the death of the payee; or

[diamond]   the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]   10 years;

[diamond]   20 years; or

[diamond]   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.


OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

o   the end of the 10-year period certain;

o   the death of the insured; or

o   the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.


Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."


FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve- transfer limit. For more information, see "Disruptive Trading and Market Timing."

TELEPHONE TRANSFERS
You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Accounts is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."


DISRUPTIVE TRADING AND MARKET TIMING

Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:


[diamond]   dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]   an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.


To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


o   $25 monthly               o   $150 semiannually

o   $75 quarterly             o   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In all states except New York and New Jersey, the rates in effect following the policy anniversary nearest the insured's 65th birthday will be 21/4%. The rates in effect before the insured reaches age 65 will be:

          o Policy years 1-10: 4%
          o Policy years 11-15: 3%
          o Policy years 16 and thereafter: 2 1/4%

[diamond] In New York and New Jersey only, the rates in effect before the Insured reaches age 65 will be:

          o Policy years 1-10: 6%
          o Policy years 11-15: 5%
          o Policy years 16 and thereafter: 4 1/4%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value

If the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]   Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

----------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                            --------------------------------------------------------------------------
                                             Aggressive                              Growth &
                  Series                       Growth    Conservative     Growth      Income     Income     Specialty
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate                                                                              |X|
Securities
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                             |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                 |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                           |X|
Bond
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                       |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                              |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                    |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                           |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                          |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                        |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                               |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                     |X|
Growth
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          |X|
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                |X|
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   |X|
----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                |X|
Securities II
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                     |X|
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        |X|
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                          |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities         |X|
Fund
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                      |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                           |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                     |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                                               |X|
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                               |X|
----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                                                                    Duff & Phelps
                                              Phoenix Investment  Phoenix Variable  Investment      Aim Advisors,  Fred Alger
                 Series                       Counsel, Inc.       Advisors, Inc.    Management Co.  Inc.           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                   |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                              Deutsche Asset    Federated Investment  Fidelity Management      Franklin Mutual
                 Series                       Management, Inc.  Management Company    and Research Company     Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors

                                              --------------------------------------------------------------------------------------
                                                                         Templeton    Templeton  Templeton   Wanger
                                              Morgan Stanley   Rydex     Asset        Global     Investment  Asset
                                              Investment       Global    Management,  Advisors   Counsel,    Management,
                 Series                       Management Inc.  Advisors  Ltd.         Limited    LLC         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                  Aberdeen   AIM          Alliance     Kayne Anderson      Lazard
                                                  Fund       Capital      Capital      Rudnick Investment  Asset        Lord,
                                                  Managers,  Management,  Management,  Management,         Management,  Abbett & Co.
                 Series                           Inc.       Inc.         L.P.         LLC                 LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                           |X|
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                            |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                           |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                              Northern                  Seneca       State Street
                                                  MFS         Trust        Engemann     Capital      Research &
                                                  Investment  Investments  Asset        Management,  Management
                 Series                           Management  N.A.         Management   LLC          Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                    |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                                 |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DEBT: Unpaid policy loans with accrued interest.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

NET AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which nonloaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012










   Additional information about the Individual Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated September 27, 2004 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


   The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

   Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V603 (PIE)

Investment Company Act File No. 811-04721

add value to wealth(SM)[logo]

L0252PR (C)2004 The Phoenix Companies, Inc.                       [logo] Printed on recycled paper.                            9-04


                                     PART B

================================================================================
                                    FLEX EDGE
                       FLEX EDGE SUCCESS(R)/JOINT EDGE(R)
                               INDIVIDUAL EDGE(R)
================================================================================

                THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                           September 27, 2004

                                  ------------

      FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated September 27, 2004. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company............................................     2

The Separate Account......................................................     2

The Policy................................................................     3

Servicing Agent...........................................................     3


Underwriter and Sales Policies............................................     3


Performance History.......................................................     3

Additional Information....................................................     6

Voting Rights.............................................................     7

Safekeeping of the Separate Account's Assets..............................     7



State Regulation..........................................................     7

Reports...................................................................     7

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                            PO Box 8027
                                                                                       Boston, Massachusetts 02266-8027

                                                        [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                    Tel. (800) 541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Phoenix Life Variable Universal Life Account ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
   ---------  - (D) where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within two years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for two years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The Phoenix Edge Series Fund is an open-ended management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies issued by PHL Variable, Phoenix and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2001                         N/A
---------------------------------------------------------
             2002                         N/A
---------------------------------------------------------
             2003                    $1.8 Million
---------------------------------------------------------



UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06102. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................... $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:......................................  1.000137
Calculation:

   Ending account value..........................................  1.000137
   Less beginning account value..................................  1.000000
   Net change in account value...................................  0.000137
Base period return:
   (adjusted change/beginning account value).....................  0.000137
Current annual yield = return x (365/7) =...........................  0.71%
Effective annual yield = [(1 + return)(365/7)] - 1 =................  0.72%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%           6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A            9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A            3.44%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A           15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%          12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A          -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%          3.34%        4.15%           5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%          8.47%        7.70%           9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A            2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A           10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A           15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A           17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A           24.83%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A           17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A           20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A           17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A          -11.26%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A           -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        48.85%          N/A           N/A          -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A            3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%          3.86%        8.40%          11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%          5.45%         N/A            6.51%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A            6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A           16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%          1.49%         N/A            4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A            6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A           36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%           9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%           9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%          0.04%         N/A           15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%          5.68%         N/A            6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%          3.18%         N/A            6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997        28.35%          3.36%         N/A            7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A           -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A            4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%          8.73%         N/A            8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%          1.71%        6.51%           8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%          5.44%         N/A            8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A           -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A            0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A            0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        33.35%         -3.48%         N/A           -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A            3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A          -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A            9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A           15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A           14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%          8.80%         N/A           16.15%
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]   the number of insureds,

[diamond]   total premiums expected to be paid,

[diamond]   total assets under management for the policyowner,

[diamond]   the nature of the relationship among individual insureds,

[diamond]   the purpose of which the policies are being purchased,

[diamond]   where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]   internal transfers from other policies or contracts issued by the
            Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate, and

[diamond]   other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account. The assets of the Separate Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.



STATE REGULATION
--------------------------------------------------------------------------------


We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R), Individual Edge(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm review of the Depositor and Registrant Financial Statements and as experts in auditing and accounting.

Joseph P. DeCresce, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided opinion on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [LOGO]PHOENIX
                                                           WEALTH MANAGEMENT(R)



                              FLEX EDGE
                              FLEX EDGE SUCCESS(R)
                              JOINT EDGE(R)
                              INDIVIDUAL EDGE(R)


--------------------------------------------------------------------------------
    V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
--------------------------------------------------------------------------------


               PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
               DECEMBER 31, 2003
















--------------------------------------------------------------------------------
L0252AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                        PHOENIX-
                                            PHOENIX-                                   ALLIANCE/         PHOENIX-ALLIANCE/
                                            ABERDEEN             PHOENIX-AIM           BERNSTEIN             BERNSTEIN
                                          INTERNATIONAL         MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $       59,819,790    $         1,479,681   $       28,941,785   $           940,739
                                       ==================    ===================   ==================   ===================
   Investment at market                $       46,149,144    $         1,726,591   $       22,952,411   $         1,068,390
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             46,149,144              1,726,591           22,952,411             1,068,390
LIABILITIES
   Accrued expenses                                32,227                  1,206               16,060                   699
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $       46,116,917    $         1,725,385   $       22,936,351   $         1,067,691
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                 22,450,957              1,442,517           19,207,454             1,074,654
                                       ==================    ===================   ==================   ===================
Unit value                             $         2.054118    $          1.196093   $         1.194138   $          0.993520
                                       ==================    ===================   ==================   ===================

                                                                                        PHOENIX-
                                         PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL           PHOENIX-
                                          PHELPS REAL             ENGEMANN             & MID-CAP           GOODWIN MONEY
                                        ESTATE SECURITIES       CAPITAL GROWTH           GROWTH               MARKET
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $       11,512,246    $       255,284,452   $        3,658,285   $        43,766,118
                                       ==================    ===================   ==================   ===================
   Investment at market                $       16,032,067    $       190,076,970   $        4,046,298   $        43,766,118
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             16,032,067            190,076,970            4,046,298            43,766,118
LIABILITIES
   Accrued expenses                                11,388                134,323                2,831                31,856
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $       16,020,679    $       189,942,647   $        4,043,467   $        43,734,262
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                  5,962,385             54,984,183            6,672,024            25,713,300
                                       ==================    ===================   ==================   ===================
Unit value                             $         2.686958    $          3.454497   $         0.606033   $          1.700842
                                       ==================    ===================   ==================   ===================

                                             PHOENIX-               PHOENIX-
                                         GOODWIN MULTI-          GOODWIN MULTI-
                                          SECTOR FIXED            SECTOR SHORT        PHOENIX-JANUS         PHOENIX-KAYNE
                                             INCOME                TERM BOND         FLEXIBLE INCOME      RISING DIVIDENDS
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $       29,217,796    $           736,280   $        5,595,931   $           840,718
                                       ==================    ===================   ==================   ===================
   Investment at market                $       28,589,320    $           744,557   $        5,740,224   $           948,114
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             28,589,320                744,557            5,740,224               948,114
LIABILITIES
   Accrued expenses                                20,490                    536                4,143                   638
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $       28,568,830    $           744,021   $        5,736,081   $           947,476
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                  9,054,876                725,999            4,408,663               833,221
                                       ==================    ===================   ==================   ===================
Unit value                             $         3.155077    $          1.024824   $         1.301093   $          1.137122
                                       ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                          PHOENIX-KAYNE        PHOENIX-LAZARD        PHOENIX-LAZARD
                                            SMALL-CAP           INTERNATIONAL        SMALL-CAP VALUE      PHOENIX-LAZARD
                                          QUALITY VALUE         EQUITY SELECT            SELECT           U.S. MULTI-CAP
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          417,904    $         1,508,985   $          229,472   $           356,979
                                       ==================    ===================   ==================   ===================
   Investment at market                $          495,825    $         1,820,579   $          290,126   $           393,956
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                                495,825              1,820,579              290,126               393,956
LIABILITIES
   Accrued expenses                                   343                  1,220                  186                   255
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $          495,482    $         1,819,359   $          289,940   $           393,701
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    412,407              1,479,667              215,574               307,598
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.201440    $          1.229572   $         1.344974   $          1.279920
                                       ==================    ===================   ==================   ===================

                                          PHOENIX-LORD           PHOENIX-LORD        PHOENIX-LORD          PHOENIX-MFS
                                          ABBETT BOND-           ABBETT LARGE-      ABBETT MID-CAP       INVESTORS GROWTH
                                           DEBENTURE              CAP VALUE             VALUE                  STOCK
                                           SUBACCOUNT             SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          692,324    $         2,089,015   $          979,905   $        20,951,979
                                       ==================    ===================   ==================   ===================
   Investment at market                $          738,541    $         2,493,645   $        1,130,240   $        14,961,297
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                                738,541              2,493,645            1,130,240            14,961,297
LIABILITIES
   Accrued expenses                                   513                  1,705                  735                10,590
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $          738,028    $         2,491,940   $        1,129,505   $        14,950,707
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    595,839              1,949,575              917,275            25,459,713
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.238637    $          1.278196   $         1.231371   $          0.587230
                                       ==================    ===================   ==================   ===================

                                                                                                             PHOENIX-
                                                                                                             NORTHERN
                                           PHOENIX-MFS           PHOENIX-MFS             PHOENIX-           NASDAQ-100
                                         INVESTORS TRUST            VALUE            NORTHERN DOW 30         INDEX(R)
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          595,578    $         4,355,808   $        4,582,018   $         4,210,140
                                       ==================    ===================   ==================   ===================
   Investment at market                $          674,695    $         5,015,131   $        4,915,519   $         3,750,569
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                                674,695              5,015,131            4,915,519             3,750,569
LIABILITIES
   Accrued expenses                                   467                  3,480                3,367                 2,599
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $          674,228    $         5,011,651   $        4,912,152   $         3,747,970
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    677,963              4,484,361            5,265,344            10,067,422
                                       ==================    ===================   ==================   ===================
Unit value                             $         0.994492    $          1.117584   $         0.932921   $          0.372287
                                       ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                   PHOENIX-
                                            PHOENIX-               OAKHURST             PHOENIX-          PHOENIX-SANFORD
                                        OAKHURST GROWTH           STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                          AND INCOME              ALLOCATION             EQUITY                VALUE
                                          SUBACCOUNT              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $       17,381,772    $        70,895,977   $       18,590,123   $         1,766,872
                                       ==================    ===================   ==================   ===================
   Investment at market                $       16,213,994    $        71,284,391   $       17,133,820   $         2,050,462
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             16,213,994             71,284,391           17,133,820             2,050,462
LIABILITIES
    Accrued expenses                               11,357                 50,795               11,987                 1,429
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $       16,202,637    $        71,233,596   $       17,121,833   $         2,049,033
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                 14,218,676             18,404,299           12,517,067             1,966,829
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.139532    $          3.870487   $         1.367879   $          1.041796
                                       ==================    ===================   ==================   ===================

                                         PHOENIX-SANFORD       PHOENIX-SANFORD
                                          BERNSTEIN MID-       BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                            CAP VALUE             CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
Assets
   Investment at cost                  $       13,865,261    $         7,426,911   $       17,001,297   $        34,071,948
                                       ==================    ===================   ==================   ===================
   Investment at market                $       16,938,103    $         9,116,081   $       12,605,668   $        19,948,128
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             16,938,103              9,116,081           12,605,668            19,948,128
Liabilities
   Accrued expenses                                11,841                  6,327                8,966                14,135
                                       ------------------    -------------------   ------------------   -------------------
Net assets                             $       16,926,262    $         9,109,754   $       12,596,702   $        19,933,993
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                 12,032,936              5,650,848           10,288,649            13,974,176
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.406661    $          1.612104   $         1.224330   $          1.426488
                                       ==================    ===================   ==================   ===================

                                         PHOENIX-STATE
                                        STREET RESEARCH                                                    ALGER AMERICAN
                                           SMALL-CAP           AIM V.I. CAPITAL     AIM V.I. PREMIER          LEVERAGED
                                            GROWTH               APPRECIATION            EQUITY                ALLCAP
                                          SUBACCOUNT              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          992,932    $         1,825,360   $        1,898,370   $         5,964,774
                                       ==================    ===================   ==================   ===================
   Investment at market                $        1,131,043    $         2,057,614   $        1,798,231   $         6,343,290
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                              1,131,043              2,057,614            1,798,231             6,343,290
LIABILITIES
   Accrued expenses                                   800                  1,402                1,252                 4,480
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $        1,130,243    $         2,056,212   $        1,796,979   $         6,338,810
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    738,851              2,431,737            2,141,722            11,359,445
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.529729    $          0.845573   $         0.839035   $          0.558021
                                       ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                         FEDERATED FUND         FEDERATED HIGH
                                            FOR U.S.             INCOME BOND
                                           GOVERNMENT              FUND II --                                VIP GROWTH
                                         SECURITIES II          PRIMARY SHARES     VIP CONTRAFUND(R)       OPPORTUNITIES
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $       17,843,389    $         4,830,823   $        8,631,115   $         1,135,311
                                       ==================    ===================   ==================   ===================
   Investment at market                $       18,245,642    $         5,015,137   $       10,213,636   $         1,327,744
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                             18,245,642              5,015,137           10,213,636             1,327,744
LIABILITIES
   Accrued expenses                                13,139                  3,618                7,093                   925
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $       18,232,503    $         5,011,519   $       10,206,543   $         1,326,819
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                 14,041,679              4,542,732           10,971,356             1,838,204
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.298456    $          1.103195   $         0.930290   $          0.721802
                                       ==================    ===================   ==================   ===================

                                                                                       TEMPLETON
                                                                                       DEVELOPING            TEMLETON
                                                                 MUTUAL SHARES          MARKETS              FOREIGN
                                           VIP GROWTH             SECURITIES           SECURITIES           SECURITIES
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $        7,835,267    $         6,639,469   $        1,072,641   $         8,759,792
                                       ==================    ===================   ==================   ===================
   Investment at market                $        8,500,417    $         7,215,751   $        1,096,297   $         8,083,720
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                              8,500,417              7,215,751            1,096,297             8,083,720
LIABILITIES
   Accrued expenses                                 5,969                  5,003                  756                 5,645
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $        8,494,448    $         7,210,748   $        1,095,541   $         8,078,075
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                 13,322,032              5,193,660              736,400             7,429,243
                                       ==================    ===================   ==================   ===================
Unit value                             $         0.637624    $          1.388375   $         1.487699   $          1.087335
                                       ==================    ===================   ==================   ===================

                                           TEMPLETON              TEMPLETON
                                          GLOBAL ASSET              GROWTH           RYDEX VARIABLE       RYDEX VARIABLE
                                           ALLOCATION             SECURITIES           TRUST JUNO           TRUST NOVA
                                           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          492,999    $         6,830,993   $          375,927   $           225,752
                                       ==================    ===================   ==================   ===================
   Investment at market                $          428,783    $         7,202,261   $          369,342   $           259,672
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                                428,783              7,202,261              369,342               259,672
LIABILITIES
   Accrued expenses                                   301                  4,993                  321                   170
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $          428,482    $         7,197,268   $          369,021   $           259,502
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    317,369              5,131,416              349,980               212,982
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.350105    $          1.402589   $         1.054405   $          1.218423
                                       ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                         RYDEX VARIABLE          SCUDDER VIT
                                          TRUST SECTOR          EAFE(R) EQUITY         SCUDDER VIT
                                            ROTATION                INDEX           EQUITY 500 INDEX         TECHNOLOGY
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $          134,894    $         3,588,924   $        5,788,784   $        14,434,018
                                       ==================    ===================   ==================   ===================
   Investment at market                $          144,767    $         2,820,047   $        6,666,914   $         5,766,980
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                                144,767              2,820,047            6,666,914             5,766,980
LIABILITIES
   Accrued expenses                                    93                  1,953                4,608                 4,091
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $          144,674    $         2,818,094   $        6,662,306   $         5,762,889
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                    125,163              3,749,180            6,387,129            18,794,402
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.155895    $          0.751656   $         1.043083   $          0.306628
                                       ==================    ===================   ==================   ===================

                                                                   WANGER                                   WANGER U.S.
                                         WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                              FORTY               SMALL CAP           WANGER TWENTY          COMPANIES
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       ------------------    -------------------   ------------------   -------------------
ASSETS
   Investment at cost                  $        4,531,392    $        33,039,929   $        3,407,680   $        43,526,166
                                       ==================    ===================   ==================   ===================
   Investment at market                $        4,359,428    $        28,973,990   $        4,538,720   $        56,061,048
                                       ------------------    -------------------   ------------------   -------------------
      Total assets                              4,359,428             28,973,990            4,538,720            56,061,048
LIABILITIES
   Accrued expenses                                 3,048                 20,408                3,216                39,547
                                       ------------------    -------------------   ------------------   -------------------
NET ASSETS                             $        4,356,380    $        28,953,582   $        4,535,504   $        56,021,501
                                       ==================    ===================   ==================   ===================
Accumulation units outstanding                  2,741,745             15,760,868            2,347,379            26,607,737
                                       ==================    ===================   ==================   ===================
Unit value                             $         1.588908    $          1.837055   $         1.932157   $          2.105459
                                       ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                            PHOENIX-
                                                PHOENIX-                                    ALLIANCE/        PHOENIX-ALLIANCE/
                                                ABERDEEN            PHOENIX-AIM             BERNSTEIN            BERNSTEIN
                                              INTERNATIONAL        MID-CAP EQUITY        ENHANCED INDEX       GROWTH + VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          759,764    $                 -   $          227,779   $             3,716
Expenses
   Mortality and expense fees                         314,107                  8,785              164,724                 4,820
   Indexing (gain) loss                                 8,245                    216                3,371                   128
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          437,412                 (9,001)              59,684                (1,232)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                       279,096                  1,260              (63,521)                1,387
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                    10,712,020                294,194            4,725,849               147,458
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                      10,991,116                295,454            4,662,328               148,845
Net increase (decrease) in net assets
   resulting from operations               $       11,428,528    $           286,453   $        4,722,012   $           147,613
                                           ==================    ===================   ==================   ===================

                                             PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL          PHOENIX-
                                               PHELPS REAL            ENGEMANN             & MID-CAP          GOODWIN MONEY
                                            ESTATE SECURITIES      CAPITAL GROWTH            GROWTH               MARKET
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          459,893    $           169,377   $                -   $           349,408
Expenses
   Mortality and expense fees                         106,367              1,381,114               21,261               407,000
   Indexing (gain) loss                                 3,099                 28,920                  671                 1,430
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          350,427             (1,240,657)             (21,932)              (59,022)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                         6,439            (11,153,922)               1,686                     -
Net realized gain distribution from
   Fund                                               463,793                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     3,474,505             51,722,140            1,028,036                     -
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       3,944,737             40,568,218            1,029,722                     -
Net increase (decrease) in net assets
   resulting from operations               $        4,295,164    $        39,327,561   $        1,007,790   $           (59,022)
                                           ==================    ===================   ==================   ===================

                                                 PHOENIX-              PHOENIX-
                                              GOODWIN MULTI-        GOODWIN MULTI-
                                              SECTOR FIXED           SECTOR SHORT         PHOENIX-JANUS       PHOENIX-KAYNE
                                                 INCOME               TERM BOND          FLEXIBLE INCOME     RISING DIVIDENDS
                                               SUBACCOUNT           SUBACCOUNT(2)          SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $        1,795,276    $            12,671   $          190,262   $             4,578
Expenses
   Mortality and expense fees                         214,576                  1,884               41,807                 4,595
   Indexing (gain) loss                                 2,403                     21                  250                    87
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                        1,578,297                 10,766              148,205                  (104)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                        18,472                     50               (1,677)                 (276)
Net realized gain distribution from
   Fund                                                     -                      -              114,490                 5,660
Net change in unrealized appreciation
   (depreciation) on investment                     1,831,138                  8,277                 (114)              110,826
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,849,610                  8,327              112,699               116,210
Net increase (decrease) in net assets
   resulting from operations               $        3,427,907    $            19,093   $          260,904   $           116,106
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                              PHOENIX-KAYNE        PHOENIX-LAZARD        PHOENIX-LAZARD
                                                SMALL-CAP           INTERNATIONAL        SMALL-CAP VALUE      PHOENIX-LAZARD
                                              QUALITY VALUE         EQUITY SELECT            SELECT           U.S. MULTI-CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            3,600    $             9,602   $              209   $             1,462
Expenses
   Mortality and expense fees                           2,177                  7,505                1,514                 1,169
   Indexing (gain) loss                                    76                    188                   54                    31
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                            1,347                  1,909               (1,359)                  262
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                            (5)                 2,475                8,741                   420
Net realized gain distribution from
   Fund                                                   358                  1,550                2,579                 7,505
Net change in unrealized appreciation
   (depreciation) on investment                        76,175                310,687               61,174                36,945
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          76,528                314,712               72,494                44,870
Net increase (decrease) in net assets
   resulting from operations               $           77,875    $           316,621   $           71,135   $            45,132
                                           ==================    ===================   ==================   ===================

                                              PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD          PHOENIX-MFS
                                              ABBETT BOND-          ABBETT LARGE-        ABBETT MID-CAP      INVESTORS GROWTH
                                                DEBENTURE             CAP VALUE               VALUE                STOCK
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $           29,823    $             9,623   $            4,600   $                 -
Expenses
   Mortality and expense fees                           4,038                 10,291                4,081               105,071
   Indexing (gain) loss                                    63                    290                  118                 2,079
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           25,722                   (958)                 401              (107,150)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                         1,578                    451                  (52)                3,506
Net realized gain distribution from
   Fund                                                 6,006                  4,677                5,661                     -
Net change in unrealized appreciation
   (depreciation) on investment                        44,333                403,669              147,610             2,663,147
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          51,917                408,797              153,219             2,666,653
Net increase (decrease) in net assets
   resulting from operations               $           77,639    $           407,839   $          153,620   $         2,559,503
                                           ==================    ===================   ==================   ===================

                                                                                                                 PHOENIX-
                                                                                                                 NORTHERN
                                              PHOENIX-MFS            PHOENIX-MFS            PHOENIX-            NASDAQ-100
                                            INVESTORS TRUST             VALUE           NORTHERN DOW 30          INDEX(R)
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            3,286    $            62,097   $           61,685   $               -
Expenses
   Mortality and expense fees                           3,783                 30,748               28,928                20,721
   Indexing (gain) loss                                    78                    684                  583                   612
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                             (575)                30,665               32,174               (21,333)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                         1,720                 10,589               (3,462)               (1,064)
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       102,363                903,811              853,370             1,001,490
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                         104,083                914,400              849,908             1,000,426
Net increase (decrease) in net assets
   resulting from operations               $          103,508    $           945,065   $          882,082   $           979,093
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                      PHOENIX-
                                                PHOENIX-              OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                             OAKHURST GROWTH          STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                               AND INCOME            ALLOCATION              EQUITY                VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          158,456    $         1,759,035   $          137,253   $            25,296
Expenses
   Mortality and expense fees                         109,955                530,526              116,197                11,055
   Indexing (gain) loss                                 2,349                  8,553                2,232                   269
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           46,152              1,219,956               18,824                13,972
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                         9,035               (264,756)              (4,391)                1,079
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     3,258,607             10,622,146            3,096,543               405,443
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       3,267,642             10,357,390            3,092,152               406,522
Net increase (decrease) in net assets
   resulting from operations               $        3,313,794    $        11,577,346   $        3,110,976   $           420,494
                                           ==================    ===================   ==================   ===================

                                             PHOENIX-SANFORD       PHOENIX-SANFORD
                                              BERNSTEIN MID-       BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                CAP VALUE             CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $           26,296    $                 -   $                -   $                 -
Expenses
   Mortality and expense fees                         110,448                 53,034               86,093               136,903
   Indexing (gain) loss                                 3,373                  1,708                1,911                 3,472
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          (87,525)               (54,742)             (88,004)             (140,375)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                       107,889                  4,617                1,998              (545,007)
Net realized gain distribution from
   Fund                                               520,962                145,996                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     4,294,971              2,482,485            2,676,840             5,927,094
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       4,923,822              2,633,098            2,678,838             5,382,087
Net increase (decrease) in net assets
   resulting from operations               $        4,836,297    $         2,578,356   $        2,590,834   $         5,241,712
                                           ==================    ===================   ==================   ===================

                                              PHOENIX-STATE
                                             STREET RESEARCH                                                  ALGER AMERICAN
                                                SMALL-CAP         AIM V.I. CAPITAL      AIM V.I. PREMIER        LEVERAGED
                                                 GROWTH             APPRECIATION             EQUITY               ALLCAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $                -    $                 -   $            4,892   $                 -
Expenses
   Mortality and expense fees                           4,107                 10,151               11,774                42,677
   Indexing (gain) loss                                   155                    240                  285                 1,048
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                           (4,262)               (10,391)              (7,167)              (43,725)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                       (17,510)                   608                2,033              (261,187)
Net realized gain distribution from
   Fund                                                58,885                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       139,540                351,148              331,430             1,825,639
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                         180,915                351,756              333,463             1,564,452
Net increase (decrease) in net assets
   resulting from operations               $          176,653    $           341,365   $          326,296   $         1,520,727
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                             FEDERATED FUND        FEDERATED HIGH
                                                FOR U.S.            INCOME BOND
                                               GOVERNMENT            FUND II --                                 VIP GROWTH
                                              SECURITIES II        PRIMARY SHARES       VIP CONTRAFUND(R)      OPPORTUNITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $          638,843    $           282,817   $           18,204   $             5,399
Expenses
   Mortality and expense fees                         145,514                 35,525               55,004                 7,920
   Indexing (gain) loss                                   593                    573                1,326                   187
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          492,736                246,719              (38,126)               (2,708)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                        11,263                 12,811              (19,088)              (21,889)
Net realized gain distribution from
   Fund                                                82,852                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                      (309,946)               570,088            1,910,414               279,254
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                        (215,831)               582,899            1,891,326               257,365
Net increase (decrease) in net assets
   resulting from operations               $          276,905    $           829,618   $        1,853,200   $           254,657
                                           ==================    ===================   ==================   ===================

                                                                                            TEMPLETON
                                                                                           DEVELOPING            TEMPLETON
                                                                    MUTUAL SHARES            MARKETS              FOREIGN
                                               VIP GROWTH            SECURITIES            SECURITIES           SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $           10,419    $            62,219   $           11,534   $           112,316
Expenses
   Mortality and expense fees                          50,210                 47,184                7,651                50,885
   Indexing (gain) loss                                 1,339                    878                  265                 1,208
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          (41,130)                14,157                3,618                60,223
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                      (277,616)                11,031              (21,667)               16,952
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     2,094,380              1,307,958              434,209             1,820,378
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,816,764              1,318,989              412,542             1,837,330
Net increase (decrease) in net assets
   resulting from operations               $        1,775,634    $         1,333,146   $          416,160   $         1,897,553
                                           ==================    ===================   ==================   ===================

                                                TEMPLETON             TEMPLETON
                                              GLOBAL ASSET             GROWTH            RYDEX VARIABLE       RYDEX VARIABLE
                                               ALLOCATION            SECURITIES             TRUST JUNO          TRUST NOVA
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(1)        SUBACCOUNT(2)
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            9,294    $            78,035   $                -   $                 -
Expenses
   Mortality and expense fees                           2,923                 41,559                1,020                   710
   Indexing (gain) loss                                    77                    990                    2                    58
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                            6,294                 35,486               (1,022)                 (768)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                        (6,110)                 4,172                9,619                   231
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       101,080              1,490,118               (6,585)               33,920
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          94,970              1,494,290                3,034                34,151
Net increase (decrease) in net assets
   resulting from operations               $          101,264    $         1,529,776   $            2,012   $            33,383
                                           ==================    ===================   ==================   ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                             RYDEX VARIABLE          SCUDDER VIT
                                              TRUST SECTOR         EAFE(R) EQUITY          SCUDDER VIT
                                                ROTATION               INDEX            EQUITY 500 INDEX        TECHNOLOGY
                                              SUBACCOUNT(2)          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $                -    $            80,237   $           42,068   $                 -
Expenses
   Mortality and expense fees                             392                 15,636               34,244                34,876
   Indexing (gain) loss                                    10                    269                  779                 1,237
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                             (402)                64,332                7,045               (36,113)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                           184                 (2,664)               8,321               (18,950)
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                         9,873                549,478            1,123,904             1,640,141
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                          10,057                546,814            1,132,225             1,621,191
Net increase (decrease) in net assets
   resulting from operations               $            9,655    $           611,146   $        1,139,270   $         1,585,078
                                           ==================    ===================   ==================   ===================

                                                                       WANGER                                   WANGER U.S.
                                             WANGER FOREIGN         INTERNATIONAL                                 SMALLER
                                                  FORTY               SMALL CAP           WANGER TWENTY          COMPANIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------    -------------------   ------------------   -------------------
Investment income
   Distributions                           $            8,269    $            66,464   $                -     $               -
Expenses
   Mortality and expense fees                          22,102                175,423               29,692               372,013
   Indexing (gain) loss                                   706                  5,285                  657                11,850
                                           ------------------    -------------------   ------------------   -------------------
Net investment income (loss)                          (14,539)              (114,244)             (30,349)             (383,863)
                                           ------------------    -------------------   ------------------   -------------------
Net realized gain (loss) from share
   transactions                                         6,827                (18,231)               1,225               (55,654)
Net realized gain distribution from
   Fund                                                     -                      -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                     1,057,695              9,185,247              986,835            17,004,162
                                           ------------------    -------------------   ------------------   -------------------
Net gain (loss) on investment                       1,064,522              9,167,016              988,060            16,948,508
Net increase (decrease) in net assets
   resulting from operations               $        1,049,983    $         9,052,772   $          957,711   $        16,564,645
                                           ==================    ===================   ==================   ===================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 2, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                 PHOENIX-           PHOENIX-
                                                             PHOENIX-                            ALLIANCE/         ALLIANCE/
                                                             ABERDEEN        PHOENIX-AIM         BERNSTEIN         BERNSTEIN
                                                           INTERNATIONAL   MID-CAP EQUITY     ENHANCED INDEX    GROWTH + VALUE
                                                             SUBACCOUNT      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       437,412   $        (9,001)  $         59,684   $         (1,232)
   Net realized gain (loss)                                      279,096             1,260            (63,521)             1,387
   Net change in unrealized appreciation (depreciation)
         on investments                                       10,712,020           294,194          4,725,849            147,458
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations          11,428,528           286,453          4,722,012            147,613
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        5,426,590           352,346          4,298,636            128,206
   Participant transfers                                         333,667 +         465,870           (844,841)           614,389
   Participant withdrawals                                    (6,312,495)         (122,264)        (4,031,207)           (68,180)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                            (552,238)         695,952            (577,412)           674,415
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                      10,876,290           982,405          4,144,600            822,028
NET ASSETS
   Beginning of period                                        35,240,627           742,980         18,791,751            245,663
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $    46,116,917   $     1,725,385   $     22,936,351   $      1,067,691
                                                         ===============   ===============   ================   ================

                                                            PHOENIX-                              PHOENIX-
                                                          DUFF & PHELPS       PHOENIX-        ENGEMANN SMALL        PHOENIX-
                                                           REAL ESTATE        ENGEMANN          & MID-CAP        GOODWIN MONEY
                                                           SECURITIES      CAPITAL GROWTH         GROWTH            MARKET
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                         ---------------   ---------------    ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       350,427   $    (1,240,657)  $        (21,932)  $        (59,022)
   Net realized gain (loss)                                      470,232       (11,153,922)             1,686                  -
   Net change in unrealized appreciation (depreciation)
         on investments                                        3,474,505        51,722,140          1,028,036                  -
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           4,295,164        39,327,561          1,007,790            (59,022)
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        2,095,946        30,734,295            497,025         20,211,228
   Participant transfers                                         568,034        (9,016,705)         1,351,390        (15,899,011)
   Participant withdrawals                                    (2,411,237)      (30,796,593)          (330,216)       (13,962,469)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             252,743        (9,079,003)         1,518,199         (9,650,252)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                       4,547,907        30,248,558          2,525,989         (9,709,274)
NET ASSETS
   Beginning of period                                        11,472,772       159,694,089          1,517,478         53,443,536
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $    16,020,679   $   189,942,647   $      4,043,467   $     43,734,262
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             PHOENIX-         PHOENIX-
                                                          GOODWIN MULTI-   GOODWIN MULTI-
                                                           SECTOR FIXED     SECTOR SHORT       PHOENIX-JANUS     PHOENIX-KAYNE
                                                              INCOME          TERM BOND       FLEXIBLE INCOME   RISING DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $     1,578,297   $        10,766   $        148,205   $           (104)
   Net realized gain (loss)                                       18,472                50            112,813              5,384
   Net change in unrealized appreciation (depreciation)
         on investments                                        1,831,138             8,277               (114)           110,826
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           3,427,907            19,093            260,904            116,106
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        3,169,789           740,586          1,090,642            387,711
   Participant transfers                                       1,574,746            11,942          1,286,811            449,101
   Participant withdrawals                                    (4,215,301)          (27,600)          (806,683)          (155,488)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                            529,234           724,928          1,570,770            681,324
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                       3,957,141           744,021          1,831,674            797,430
NET ASSETS
   Beginning of period                                        24,611,689                 -          3,904,407            150,046
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $    28,568,830   $       744,021   $      5,736,081   $        947,476
                                                         ===============   ===============   ================   ================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD   PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL    SMALL-CAP VALUE     PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT         SELECT         U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,347   $         1,909   $         (1,359)  $            262
   Net realized gain (loss)                                          353             4,025             11,320              7,925
   Net change in unrealized appreciation (depreciation)
         on investments                                           76,175           310,687             61,174             36,945
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              77,875           316,621             71,135             45,132
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          190,790           395,129             72,930             86,414
   Participant transfers                                         176,816         1,167,192            185,298            288,220
   Participant withdrawals                                       (25,910)         (275,003)          (117,043)           (35,035)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                            341,696         1,287,318            141,185            339,599
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         419,571         1,603,939            212,320            384,731
NET ASSETS
   Beginning of period                                            75,911           215,420             77,620              8,970
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $       495,482   $     1,819,359   $        289,940   $        393,701
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LORD      PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                           ABBETT BOND-     ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE        CAP VALUE            VALUE              STOCK
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        25,722   $          (958)  $            401   $       (107,150)
   Net realized gain (loss)                                        7,584             5,128              5,609              3,506
   Net change in unrealized appreciation (depreciation)
         on investments                                           44,333           403,669            147,610          2,663,147
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting
         from operations                                          77,639           407,839            153,620          2,559,503
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          112,791           464,239            197,001          3,361,470
   Participant transfers                                         513,763         1,612,725            692,398            983,377 ++
   Participant withdrawals                                      (102,054)         (191,588)           (47,595)        (2,034,655)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets
        resulting from participant transactions                  524,500         1,885,376            841,804          2,310,192
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         602,139         2,293,215            995,424          4,869,695
NET ASSETS
   Beginning of period                                           135,889           198,725            134,081         10,081,012
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $       738,028   $     2,491,940   $      1,129,505   $     14,950,707
                                                         ===============   ===============   ================   ================

                                                                                                        PHOENIX-
                                                                                      PHOENIX-          NORTHERN
                                                           PHOENIX-MFS      PHOENIX-MFS       NORTHERN         NASDAQ-100
                                                         INVESTORS TRUST       VALUE           DOW 30           INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (575)  $        30,665   $         32,174   $        (21,333)
   Net realized gain (loss)                                        1,720            10,589             (3,462)            (1,064)
   Net change in unrealized appreciation (depreciation)
         on investments                                          102,363           903,811            853,370          1,001,490
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting
         from operations                                         103,508           945,065            882,082            979,093
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          102,576         1,102,561            534,380            534,385
   Participant transfers                                         275,684           854,636            555,430            809,736
   Participant withdrawals                                       (81,440)         (368,928)          (382,621)          (294,028)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets
        resulting from participant transactions                  296,820         1,588,269            707,189          1,050,093
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         400,328         2,533,334          1,589,271          2,029,186
NET ASSETS
   Beginning of period                                           273,900         2,478,317          3,322,881          1,718,784
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                          $      674,228   $     5,011,651   $      4,912,152   $      3,747,970
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME        ALLOCATION           EQUITY             VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        46,152   $      1,219,956   $         18,824   $         13,972
   Net realized gain (loss)                                        9,035           (264,756)            (4,391)             1,079
   Net change in unrealized appreciation (depreciation)
         on investments                                        3,258,607         10,622,146          3,096,543            405,443
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           3,313,794         11,577,346          3,110,976            420,494
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        3,044,539          7,380,425          3,377,748            283,678
   Participant transfers                                         374,904         (1,645,214)          (304,742)           605,586
   Participant withdrawals                                    (2,569,173)       (10,652,142)        (2,291,692)          (127,430)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             850,270         (4,916,931)           781,314            761,834
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       4,164,064          6,660,415          3,892,290          1,182,328
NET ASSETS
   Beginning of period                                        12,038,573         64,573,181         13,229,543            866,705
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    16,202,637   $     71,233,596   $     17,121,833   $      2,049,033
                                                         ===============   ================   ================   ================

                                                         PHOENIX-SANFORD   PHOENIX-SANFORD
                                                          BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE         CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (87,525)  $        (54,742)  $        (88,004)  $       (140,375)
   Net realized gain (loss)                                      628,851            150,613              1,998           (545,007)
   Net change in unrealized appreciation (depreciation)
         on investments                                        4,294,971          2,482,485          2,676,840          5,927,094
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           4,836,297          2,578,356          2,590,834          5,241,712
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        2,276,364          1,476,769          2,638,049          3,665,561
   Participant transfers                                        (821,951)           611,172            (33,940)          (997,609)
   Participant withdrawals                                    (2,170,385)          (890,880)        (1,537,329)        (3,095,079)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                            (715,972)         1,197,061          1,066,780           (427,127)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       4,120,325          3,775,417          3,657,614          4,814,585
NET ASSETS
   Beginning of period                                        12,805,937          5,334,337          8,939,088         15,119,408
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    16,926,262   $      9,109,754   $     12,596,702   $     19,933,993
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                                          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER       LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (4,262)  $        (10,391)  $         (7,167)  $        (43,725)
   Net realized gain (loss)                                       41,375                608              2,033           (261,187)
   Net change in unrealized appreciation (depreciation)
         on investments                                          139,540            351,148            331,430          1,825,639
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             176,653            341,365            326,296          1,520,727
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          180,048            417,902            391,585          1,188,716
   Participant transfers                                         786,086            766,214             65,817            361,961
   Participant withdrawals                                       (57,815)          (171,446)          (178,540)          (798,419)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             908,319          1,012,670            278,862            752,258
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,084,972          1,354,035            605,158          2,272,985
NET ASSETS
   Beginning of period                                            45,271            702,177          1,191,821          4,065,825
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     1,130,243   $      2,056,212   $      1,796,979   $      6,338,810
                                                         ===============   ================   ================   ================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                            FOR U.S.         INCOME BOND
                                                           GOVERNMENT         FUND II --                           VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)   OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       492,736   $        246,719   $        (38,126)  $         (2,708)
   Net realized gain (loss)                                       94,115             12,811            (19,088)           (21,889)
   Net change in unrealized appreciation (depreciation)
         on investments                                         (309,946)           570,088          1,910,414            279,254
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             276,905            829,618          1,853,200            254,657
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        3,828,727            812,252          1,792,860            281,296
   Participant transfers                                        (359,743)         1,431,088          3,017,714            223,967
   Participant withdrawals                                    (3,502,295)        (1,090,503)          (917,142)          (186,679)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
       from participant transactions                             (33,311)         1,152,837          3,893,432            318,584
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         243,594          1,982,455          5,746,632            573,241
NET ASSETS
   Beginning of period                                        17,988,909          3,029,064          4,459,911            753,578
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    18,232,503   $      5,011,519   $     10,206,543   $      1,326,819
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS            FOREIGN
                                                           VIP GROWTH         SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (41,130)  $         14,157   $          3,618   $         60,223
   Net realized gain (loss)                                     (277,616)            11,031            (21,667)            16,952
   Net change in unrealized appreciation (depreciation)
         on investments                                        2,094,380          1,307,958            434,209          1,820,378
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,775,634          1,333,146            416,160          1,897,553
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        1,632,737          1,251,300            131,960          1,413,285
   Participant transfers                                       1,317,473            276,823           (157,186)           461,019
   Participant withdrawals                                      (888,657)          (673,086)          (195,011)          (915,485)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                          2,061,553            855,037           (220,237)           958,819
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       3,837,187          2,188,183            195,923          2,856,372
NET ASSETS
   Beginning of period                                         4,657,261          5,022,565            899,618          5,221,703
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     8,494,448   $      7,210,748   $      1,095,541   $      8,078,075
                                                         ===============   ================   ================   ================

                                                            TEMPLETON         TEMPLETON
                                                           GLOBAL ASSET        GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                            ALLOCATION        SECURITIES         TRUST JUNO         TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(2)
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         6,294   $         35,486   $         (1,022)  $           (768)
   Net realized gain (loss)                                       (6,110)             4,172              9,619                231
   Net change in unrealized appreciation (depreciation)
         on investments                                          101,080          1,490,118             (6,585)            33,920
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             101,264          1,529,776              2,012             33,383
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           57,218            983,944             18,517             94,875
   Participant transfers                                          (8,255)         1,137,403            355,749            137,875
   Participant withdrawals                                       (64,807)          (555,787)            (7,257)            (6,631)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                            (15,844)         1,565,560            367,009            226,119
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                          85,420          3,095,336            369,021            259,502
NET ASSETS
   Beginning of period                                           343,062          4,101,932                  -                  -
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       428,482   $      7,197,268   $        369,021   $        259,502
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY       SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (402)  $         64,332   $          7,045   $        (36,113)
   Net realized gain (loss)                                          184             (2,664)             8,321            (18,950)
   Net change in unrealized appreciation (depreciation)
         on investments                                            9,873            549,478          1,123,904          1,640,141
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations               9,655            611,146          1,139,270          1,585,078
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           26,624            391,025            842,705          1,318,480
   Participant transfers                                         113,990            515,558          3,030,114            349,991
   Participant withdrawals                                        (5,595)          (321,296)          (731,371)          (722,027)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                            135,019            585,287          3,141,448            946,444
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         144,674          1,196,433          4,280,718          2,531,522
NET ASSETS
   Beginning of period                                               -            1,621,661          2,381,588          3,231,367
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       144,674   $      2,818,094   $      6,662,306   $      5,762,889
                                                         ===============   ================   ================   ================

                                                                                WANGER                              WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL                           SMALLER
                                                              FORTY            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (14,539)  $       (114,244)  $        (30,349)  $       (383,863)
   Net realized gain (loss)                                        6,827            (18,231)             1,225            (55,654)
   Net change in unrealized appreciation (depreciation)
         on investments                                        1,057,695          9,185,247            986,835         17,004,162
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,049,983          9,052,772            957,711         16,564,645
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          642,804          3,614,441            754,628          6,749,248
   Participant transfers                                         875,794            720,078            420,920         (1,023,336)
   Participant withdrawals                                      (474,317)        (3,292,867)          (567,274)        (6,420,697)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                          1,044,281          1,041,652            608,274           (694,785)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       2,094,264         10,094,424          1,565,985         15,869,860
NET ASSETS
   Beginning of period                                         2,262,116         18,859,158          2,969,519         40,151,641
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     4,356,380   $     28,953,582   $      4,535,504   $     56,021,501
                                                         ===============   ================   ================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on January 31, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 7, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 2, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                            PHOENIX-           PHOENIX-                          PHOENIX-ALLIANCE/
                                                            ABERDEEN         ABERDEEN NEW       PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL         ASIA           MID-CAP EQUITY     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         109,426  $          68,926  $          (3,088) $             473
   Net realized gain (loss)                                    (2,419,802)           (39,554)                94               (401)
   Net unrealized appreciation (depreciation)                  (4,466,036)           (54,002)           (47,707)           (19,933)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations           (6,776,412)           (24,630)           (50,701)           (19,861)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         6,200,981            509,159            146,833             32,363
   Participant transfers                                       (3,454,933)         1,036,245            687,696            236,207
   Participant withdrawals                                     (6,202,143)          (507,853)           (56,888)           (17,667)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (3,456,095)         1,037,551            777,641            250,903
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                      (10,232,507)         1,012,921            726,940            231,042
NET ASSETS
   Beginning of period                                         45,473,134          2,825,585             16,040             14,621
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $      35,240,627  $       3,838,506  $         742,980  $         245,663
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               DEUTSCHE        PHOENIX-DUFF &        PHOENIX-
                                                             PHOENIX-         NASDAQ-100         PHELPS REAL         ENGEMANN
                                                         DEUTSCHE DOW 30       INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          21,158  $         (11,569) $         311,317  $      (1,464,491)
   Net realized gain (loss)                                         5,990                868             64,021        (18,689,922)
   Net unrealized appreciation (depreciation)                    (466,611)          (763,119)           544,355        (37,710,768)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (439,463)          (773,820)           919,693        (57,865,181)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           825,823            725,714          1,623,093         36,921,318
   Participant transfers                                          949,222            401,481          2,385,231        (15,398,659)
   Participant withdrawals                                       (491,293)          (213,795)        (1,243,307)       (31,771,718)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             1,283,752            913,400          2,765,017        (10,249,059)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          844,289            139,580          3,684,710        (68,114,240)
NET ASSETS
   Beginning of period                                          2,478,592          1,579,204          7,788,062        227,808,329
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $       3,322,881  $       1,718,784  $      11,472,772  $     159,694,089
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                             PHOENIX-                             PHOENIX-
                                                          ENGEMANN SMALL        PHOENIX-        GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER
                                                             GROWTH             MARKET              INCOME          VALUE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          (9,542) $         289,992  $       1,475,584  $          22,125
   Net realized gain (loss)                                          (973)                 -             20,899            (26,681)
   Net unrealized appreciation (depreciation)                    (373,940)                 -            570,835         (3,591,023)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (384,455)           289,992          2,067,318         (3,595,579)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           484,060         31,959,193          2,909,855          3,568,961
   Participant transfers                                          519,681        (18,914,635)           505,848          1,259,303
   Participant withdrawals                                       (174,156)        (9,635,199)        (3,134,624)        (2,002,017)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               829,585          3,409,359            281,079          2,826,247
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          445,130          3,699,351          2,348,397           (769,332)
NET ASSETS
   Beginning of period                                          1,072,348         49,744,185         22,263,292         13,998,875
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $       1,517,478  $      53,443,536  $      24,611,689  $      13,229,543
                                                        =================  =================  =================  =================

                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          27,554  $         111,482  $         (85,369) $              96
   Net realized gain (loss)                                      (231,808)            13,175           (162,521)                (1)
   Net unrealized appreciation (depreciation)                  (6,014,345)           153,420         (3,847,988)            (3,430)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations           (6,218,599)           278,077         (4,095,878)            (3,335)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         4,648,691            659,672          3,494,504             72,070
   Participant transfers                                       (1,615,900)         2,127,690          1,386,430             87,656
   Participant withdrawals                                     (3,276,550)          (452,927)        (1,660,100)            (6,345)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
     from participant transactions                               (243,759)         2,334,435          3,220,834            153,381
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                       (6,462,358)         2,612,512           (875,044)           150,046
NET ASSETS
   Beginning of period                                         25,254,109          1,291,895         10,956,056                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $      18,791,751  $       3,904,407  $      10,081,012  $         150,046
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          PHOENIX-KAYNE      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     SMALL-CAP VALUE    PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT         SELECT         U.S. MULTI-CAP
                                                          SUBACCOUNT(4)      SUBACCOUNT(5)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             419  $            (170) $              30  $               3
   Net realized gain (loss)                                           304                 (2)                 3                  1
   Net unrealized appreciation (depreciation)                       1,746                907               (520)                32
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                2,469                735               (487)                36
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             9,710             35,738              2,889              1,057
   Participant transfers                                           66,363            182,141             76,202              8,038
   Participant withdrawals                                         (2,631)            (3,194)              (984)              (161)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                73,442            214,685             78,107              8,934
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                           75,911            215,420             77,620              8,970
NET ASSETS
   Beginning of period                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $          75,911  $         215,420  $          77,620  $           8,970
                                                        =================  =================  =================  =================

                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-       ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                           DEBENTURE          CAP VALUE            VALUE              STOCK
                                                          SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           2,114  $             140  $             199  $          (4,109)
   Net realized gain (loss)                                           199                 (2)                (6)              (638)
   Net unrealized appreciation (depreciation)                       1,884                961              2,725           (168,221)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                4,197              1,099              2,918           (172,968)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            23,517             29,655             14,836            191,069
   Participant transfers                                          110,285            171,567            118,522            881,366
   Participant withdrawals                                         (2,110)            (3,596)            (2,195)          (170,477)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               131,692            197,626            131,163            901,958
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          135,889            198,725            134,081            728,990
NET ASSETS
   Beginning of period                                                  -                  -                  -              110,821
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         135,889  $         198,725  $         134,081  $         839,811
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     PHOENIX-
                                                                                                  PHOENIX-           OAKHURST
                                                           PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH      STRATEGIC
                                                         INVESTORS TRUST        VALUE            AND INCOME         ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $              74  $          10,293  $           4,993  $       1,245,563
   Net realized gain (loss)                                           (55)               (26)          (108,047)          (465,313)
   Net unrealized appreciation (depreciation)                     (23,264)          (245,250)        (3,558,605)        (9,760,924)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (23,245)          (234,983)        (3,661,659)        (8,980,674)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            63,868            476,047          3,406,091          7,072,124
   Participant transfers                                          250,208          2,323,864            436,881         29,491,894
   Participant withdrawals                                        (19,261)          (131,379)        (2,300,613)        (9,780,106)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               294,815          2,668,532          1,542,359         26,783,912
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          271,570          2,433,549         (2,119,300)        17,803,238
NET ASSETS
   Beginning of period                                              2,330             44,768         14,157,873         46,769,943
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         273,900  $       2,478,317  $      12,038,573  $      64,573,181
                                                        =================  =================  =================  =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-   PHOENIX-SENECA
                                                             VALUE            CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           3,402  $          19,015  $          (7,923) $         (81,090)
   Net realized gain (loss)                                        (2,596)           928,310            215,706            (71,469)
   Net unrealized appreciation (depreciation)                    (118,014)        (2,405,602)          (894,252)        (4,066,951)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (117,208)        (1,458,277)          (686,469)        (4,219,510)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           177,266          2,479,728          1,126,681          3,116,630
   Participant transfers                                          576,296          3,748,836          3,359,234            710,865
   Participant withdrawals                                        (73,881)        (1,413,835)          (582,332)        (1,637,118)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               679,681          4,814,729          3,903,583          2,190,377
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          562,473          3,356,452          3,217,114         (2,029,133)
NET ASSETS
   Beginning of period                                            304,232          9,449,485          2,117,223         10,968,221
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         866,705  $      12,805,937  $       5,334,337  $       8,939,088
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                            PHOENIX-STATE
                                                                            STREET RESEARCH     PHOENIX-VAN
                                                          PHOENIX-SENECA      SMALL-CAP         KAMPEN FOCUS     AIM V.I. CAPITAL
                                                         STRATEGIC THEME        GROWTH             EQUITY          APPRECIATION
                                                           SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $        (149,706) $             (35) $          (5,551) $          (3,378)
   Net realized gain (loss)                                      (343,863)                (1)            (5,676)            (4,820)
   Net unrealized appreciation (depreciation)                  (8,159,506)            (1,429)          (225,160)          (108,486)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations           (8,653,075)            (1,465)          (236,387)          (116,684)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         5,085,685              4,522            237,101            184,063
   Participant transfers                                       (2,389,082)            42,647            378,098            538,886
   Participant withdrawals                                     (3,135,166)              (433)          (133,846)           (69,747)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (438,563)            46,736            481,353            653,202
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                       (9,091,638)            45,271            244,966            536,518
NET ASSETS
   Beginning of period                                         24,211,046                -              636,508            165,659
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $      15,119,408  $          45,271  $         881,474  $         702,177
                                                        =================  =================  =================  =================

                                                                                               FEDERATED FUND
                                                                            ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                         AIM V.I. PREMIER      LEVERAGED         GOVERNMENT         INCOME BOND
                                                              EQUITY            ALLCAP          SECURITIES II        FUND II
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          (3,974) $         (31,147) $         280,858  $         217,214
   Net realized gain (loss)                                        (3,572)          (572,007)             3,639             (2,734)
   Net unrealized appreciation (depreciation)                    (418,321)        (1,132,944)           655,115           (210,353)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (425,867)        (1,736,098)           939,612              4,127
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           436,098          1,344,228          2,698,011            369,978
   Participant transfers                                          756,860          1,079,830         11,662,589            947,210
   Participant withdrawals                                       (176,664)          (707,748)        (1,866,919)          (344,367)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             1,016,294          1,716,310         12,493,681            972,821
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          590,427            (19,788)        13,433,293            976,948
NET ASSETS
   Beginning of period                                            601,394          4,085,613          4,555,616          2,052,116
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $       1,191,821  $       4,065,825  $      17,988,909  $       3,029,064
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                              VIP GROWTH                           MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          (9,148) $            (759) $         (27,255) $           3,520
   Net realized gain (loss)                                       (71,727)           (51,908)          (361,128)            92,429
   Net unrealized appreciation (depreciation)                    (254,277)           (81,374)        (1,150,302)          (719,573)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (335,152)          (134,041)        (1,538,685)          (623,624)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           934,190            220,701          1,427,603          1,112,017
   Participant transfers                                        2,523,696            393,723          2,513,313          2,045,149
   Participant withdrawals                                       (444,500)          (106,609)          (674,274)          (699,658)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             3,013,386            507,815          3,266,642          2,457,508
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                        2,678,234            373,774          1,727,957          1,833,884
NET ASSETS
   Beginning of period                                          1,781,677            379,804          2,929,304          3,188,681
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $       4,459,911  $         753,578  $       4,657,261  $       5,022,565
                                                        =================  =================  =================  =================

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON          TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSET         GROWTH
                                                           SECURITIES         SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           5,598  $          34,753  $           4,224  $          50,684
   Net realized gain (loss)                                        (1,710)            (5,127)           (26,345)            71,413
   Net unrealized appreciation (depreciation)                      (2,119)        (1,082,257)             1,443           (921,307)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                1,769         (1,052,631)           (20,678)          (799,210)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           169,514          1,154,969             99,484          1,255,937
   Participant transfers                                         (186,686)         1,261,514            (98,074)         1,963,899
   Participant withdrawals                                        (95,562)          (532,924)          (105,745)          (473,233)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (112,734)         1,883,559           (104,335)         2,746,603
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         (110,965)           830,928           (125,013)         1,947,393
NET ASSETS
   Beginning of period                                          1,010,583          4,390,775            468,075          2,154,539
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         899,618  $       5,221,703  $         343,062  $       4,101,932
                                                        =================  =================  =================  =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                           SCUDDER VIT
                                                          EAFE(R) EQUITY      SCUDDER VIT                         WANGER FOREIGN
                                                             INDEX         EQUITY 500 INDEX      TECHNOLOGY           FORTY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          12,070  $          27,497  $         (28,756) $         (17,544)
   Net realized gain (loss)                                        (3,867)            (1,907)           (69,198)            (3,223)
   Net unrealized appreciation (depreciation)                    (453,922)          (247,333)        (2,683,611)          (367,614)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (445,719)          (221,743)        (2,781,565)          (388,381)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           314,004            294,520          1,676,690            633,557
   Participant transfers                                          142,935          2,295,993           (135,018)           296,726
   Participant withdrawals                                       (212,697)          (116,404)          (697,778)          (358,710)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               244,242          2,474,109            843,894            571,573
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         (201,477)         2,252,366         (1,937,671)           183,192
NET ASSETS
   Beginning of period                                          1,823,138            129,222          5,169,038          2,078,924
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $       1,621,661  $       2,381,588  $       3,231,367  $       2,262,116
                                                        =================  =================  =================  =================

                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                           SMALLER
                                                            SMALL CAP        WANGER TWENTY       COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $        (169,411) $         (19,578) $        (354,169)
   Net realized gain (loss)                                       (90,487)            (8,087)          (312,740)
   Net unrealized appreciation (depreciation)                  (3,021,802)          (177,389)        (8,118,009)
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations           (3,281,700)          (205,054)        (8,784,918)
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         4,063,047            621,381          7,735,841
   Participant transfers                                         (512,546)           611,230           (698,276)
   Participant withdrawals                                     (2,981,121)          (339,379)        (6,479,380)
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               569,380            893,232            558,185
                                                        -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                       (2,712,320)           688,178         (8,226,733)
Net assets
   Beginning of period                                         21,571,478          2,281,341         48,378,374
                                                        -----------------  -----------------  -----------------
   End of period                                        $      18,859,158  $       2,969,519  $      40,151,641
                                                        =================  =================  =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception August 12, 2002 to December 31, 2002.
(2)  From inception August 14, 2002 to December 31, 2002.
(3)  From inception August 20, 2002 to December 31, 2002.
(4)  From inception August 26, 2002 to December 31, 2002.
(5)  From inception September 10, 2002 to December 31, 2002.

                        See Notes to Financial Statements

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM
Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series            Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                        Maximum total return consistent with the preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                   Long-term growth of capital and future income rather than current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                          Long-term growth of capital; secondarily to provide reasonable current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                    Capital appreciation and reasonable income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              To track the total return of the Dow Jones Industrial Average(SM)
                                                            before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 To track the total return of the Nasdaq-100 Index(R) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   Dividend growth, current income and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                High total return over an extended period of time consistent with prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        Long-term capital appreciation with current income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series               Long-term capital growth through investment in equity securities of foreign and U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series            capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            Current income by investing primarily in a diversified portfolio or U.S.
                                                            government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                          Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                        Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                            To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                              futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                            Treasury Bond
-----------------------------------------------------------------------------------------------------------------------------------
                                                            To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                              benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 (R) Index (the "underlying index")
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE (R) Equity Index Fund                      EAFE (R)Index which emphasizes stocks of companies in major markets in
                                                            Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                           Match the performance of the Standard & Poor's 500 Composite Stock
                                                            Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                        Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                        Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                               Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

  B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

  C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

  D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

  E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

  F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                          SALES
----------                                                                 ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                 $ 8,085,326                      $ 8,193,022
    Phoenix-AIM Mid-Cap Equity Series                                         920,035                          232,372
    Phoenix-Alliance/Bernstein Enhanced Index Series                        4,072,083                        4,587,303
    Phoenix-Alliance/Bernstein Growth + Value Series                          782,125                          108,397
    Phoenix-Duff & Phelps Real Estate Securities Series                     3,601,547                        2,531,238
    Phoenix-Engemann Capital Growth Series                                 16,974,938                       27,276,390
    Phoenix-Engemann Small & Mid-Cap Growth Series                          2,019,453                          521,340
    Phoenix-Goodwin Money Market Series                                    17,401,818                       27,115,954
    Phoenix-Goodwin Multi-Sector Fixed Income Series                        6,262,233                        4,151,541
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                     1,058,990                          322,760
    Phoenix-Janus Flexible Income Series                                    2,878,712                        1,043,826
    Phoenix-Kayne Rising Dividends Series                                     864,800                          177,370
    Phoenix-Kayne Small-Cap Quality Value Series                              368,339                           24,646
    Phoenix-Lazard International Equity Select Series                       1,542,469                          250,578
    Phoenix-Lazard Small-Cap Value Series                                     288,351                          145,787
    Phoenix-Lazard U.S. Multi-Cap Series                                      379,980                           32,366
    Phoenix-Lord Abbett Bond-Debenture Series                                 897,342                          340,683
    Phoenix-Lord Abbett Large-Cap Value Series                              2,051,067                          160,389
    Phoenix-Lord Abbett Mid-Cap Value Series                                  878,819                           30,312
    Phoenix-MFS Investors Growth Stock Series                               4,483,865                        2,277,493
    Phoenix-MFS Investors Trust Series                                        451,944                          155,418
    Phoenix-MFS Value Series                                                2,192,447                          571,729
    Phoenix-Northern Dow 30 Series                                          1,579,543                          838,994
    Phoenix-Northern Nasdaq-100 Index(R) Series                             1,515,689                          485,364
    Phoenix-Oakhurst Growth and Income Series                               2,954,605                        2,055,493
    Phoenix-Oakhurst Strategic Allocation Series                            5,228,997                        8,920,974
    Phoenix-Oakhurst Value Equity Series                                    3,103,825                        2,301,033
    Phoenix-Sanford Bernstein Global Value Series                           1,036,901                          260,242
    Phoenix-Sanford Bernstein Mid-Cap Value Series                          2,861,108                        3,140,650
    Phoenix-Sanford Bernstein Small-Cap Value Series                        2,119,513                          828,433
    Phoenix-Seneca Mid-Cap Growth Series                                    2,309,256                        1,327,956
    Phoenix-Seneca Strategic Theme Series                                   2,613,873                        3,178,307
    Phoenix-State Street Research Small-Cap Growth Series                   1,655,763                          692,041

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                          SALES
----------                                                                 ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
  AIM V.I. Capital Appreciation Fund                                      $ 1,138,446                      $   135,193
  AIM V.I. Premier Equity Fund                                                493,554                          221,419

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
  Alger American Leveraged AllCap Portfolio                                 1,566,060                          855,784

FEDERATED INSURANCE SERIES
--------------------------
  Federated Fund for U.S. Government Securities II                          5,957,249                        5,414,165
  Federated High Income Bond Fund II -- Primary Shares                      3,715,523                        2,314,399

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
  VIP Contrafund(R) Portfolio                                               4,400,919                          541,475
  VIP Growth Opportunities Portfolio                                          524,809                          208,494
  VIP Growth Portfolio                                                      2,626,301                          603,131

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
  Mutual Shares Securities Fund                                             2,393,460                        1,522,837
  Templeton Developing Markets Securities Fund                                121,426                          337,973
  Templeton Foreign Securities Fund                                         2,085,357                        1,064,370
  Templeton Global Asset Allocation Fund                                       67,065                           76,582
  Templeton Growth Securities Fund                                          2,229,138                          625,934

THE RYDEX VARIABLE TRUST
------------------------
  Rydex Variable Trust Juno Fund                                              801,036                          434,728
  Rydex Variable Trust Nova Fund                                              286,074                           60,553
  Rydex Variable Trust Sector Rotation Fund                                   216,067                           81,357

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                                       939,909                          289,638
  Scudder VIT Equity 500 Index Fund                                         4,162,053                        1,010,489

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
  Technology Portfolio                                                      1,610,068                          697,994

WANGER ADVISORS TRUST
---------------------
  Wanger Foreign Forty                                                      1,692,766                          661,603
  Wanger International Small Cap                                            4,849,835                        3,915,393
  Wanger Twenty                                                             1,069,679                          490,535
  Wanger U.S. Smaller Companies                                             4,795,270                        5,863,162

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                          PERIOD ENDED
SUBACCOUNT                                                                                DECEMBER 31,
----------                                                           -----------------------------------------------------
THE PHOENIX EDGE SERIES FUND                                             2003                 2002                 2001
----------------------------                                         -----------          -----------          -----------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                    22,450,957           22,442,042           24,473,284
    Unit value                                                         $2.054118            $1.570295            $1.858078
    Net assets (thousands)                                               $46,117              $35,241              $45,473
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            1.11%                0.27%               (0.80)
    Total return                                                          30.81%             (15.49%)             (24.66%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(6)
    Accumulation units outstanding                                     1,442,517              789,926               15,075
    Unit value                                                         $1.196093            $0.940570            $1.064065
    Net assets (thousands)                                                $1,725                 $743                  $16
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                          (0.82%)              (0.79%)              (0.91%) (15)
    Total return                                                          27.17%             (11.61%)                5.47%

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                    19,207,454           19,705,536           20,048,035
    Unit value                                                         $1.194138            $0.953628            $1.259680
    Net assets (thousands)                                               $22,936              $18,792              $25,254
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.29%                0.13%              (0.11%)
    Total return                                                          25.22%             (24.30%)             (12.61%)

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(5)
    Accumulation units outstanding                                     1,074,654              309,198               13,679
    Unit value                                                         $0.993520            $0.794502            $1.068825
    Net assets (thousands)                                                $1,068                 $246                  $15
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                          (0.20%)                0.54%                0.65% (15)
    Total return                                                          25.05%             (25.67%)                3.83%

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                     5,962,385            5,856,566            4,420,316
    Unit value                                                         $2.686958            $1.958959            $1.761879
    Net assets (thousands)                                               $16,021              $11,473               $7,788
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            2.64%                3.15%                3.42%
    Total return                                                          37.16%               11.19%                5.76%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                    54,984,183           58,005,630           61,718,275
    Unit value                                                         $3.454497            $2.753080            $3.691068
    Net assets (thousands)                                              $189,943             $159,694             $227,808
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.72%)              (0.78%)              (0.74%)
    Total return                                                          25.48%             (25.41%)             (35.11%)

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
    Accumulation units outstanding                                     6,672,024            3,637,075            1,815,149
    Unit value                                                         $0.606033            $0.417225            $0.590777
    Net assets (thousands)                                                $4,043               $1,517               $1,072
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.83%)              (0.78%)              (0.75%)
    Total return                                                          45.25%             (29.38%)             (27.31%)

    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                    25,713,300           31,383,764           29,389,267
    Unit value                                                         $1.700842            $1.702904            $1.692597
    Net assets (thousands)                                               $43,734              $53,444              $49,744
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.12%)                0.60%                2.84%
    Total return                                                         (0.12%)                0.61%                2.99%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                     9,054,876            8,866,173            8,751,521
    Unit value                                                         $3.155077            $2.775909            $2.543934
    Net assets (thousands)                                               $28,569              $24,612              $22,263
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            5.88%                6.32%                7.34%
    Total return                                                          13.66%                9.12%                5.24%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(14)
    Accumulation units outstanding                                       725,999                    -                    -
    Unit value                                                         $1.024824                    -                    -
    Net assets (thousands)                                                  $744                    -                    -
    Mortality and expense ratio                                            0.80% (15)               -                    -
    Net investment income ratio                                            4.57% (15)               -                    -
    Total return                                                           2.00%                    -                    -

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-JANUS FLEXIBLE INCOME SERIES
    Accumulation units outstanding                                     4,408,663            3,167,036            1,149,888
    Unit value                                                         $1.301093            $1.232827            $1.123496
    Net assets (thousands)                                                $5,736               $3,904               $1,292
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            2.84%                4.18%                4.84%
    Total return                                                           5.54%                9.73%                6.38%

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(8)
    Accumulation units outstanding                                       833,221              155,893                    -
    Unit value                                                         $1.137122            $0.962489                    -
    Net assets (thousands)                                                  $947                 $150                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                          (0.02%)                0.42% (15)               -
    Total return                                                          18.14%              (3.75)%                    -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(11)
    Accumulation units outstanding                                       412,407               75,388                    -
    Unit value                                                         $1.201440            $1.006924                    -
    Net assets (thousands)                                                  $495                  $76                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                            0.49%                3.03% (15)               -
    Total return                                                          19.32%              (2.01%)                    -

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(12)
    Accumulation units outstanding                                     1,479,667              225,617                    -
    Unit value                                                         $1.229572            $0.954805                    -
    Net assets (thousands)                                                $1,819                 $215                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                            0.20%              (0.81%) (15)               -
    Total return                                                          28.78%              (1.09%)                    -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(9)
    Accumulation units outstanding                                       215,574               79,546                    -
    Unit value                                                         $1.344974            $0.975786                    -
    Net assets (thousands)                                                  $290                  $78                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                          (0.72%)                0.65% (15)               -
    Total return                                                          37.83%              (2.93%)                    -

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-LAZARD U.S. MULTI-CAP SERIES(9)
    Accumulation units outstanding                                       307,598                8,953                    -
    Unit value                                                         $1.279920            $1.001914                    -
    Net assets (thousands)                                                  $394                   $9                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                            0.18%                0.13% (15)               -
    Total return                                                          27.75%              (1.38%)                    -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
    Accumulation units outstanding                                       595,839              128,155                    -
    Unit value                                                         $1.238637            $1.060350                    -
    Net assets (thousands)                                                  $738                 $136                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                            5.10%               10.77% (15)               -
    Total return                                                          16.81%                6.09%                    -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
    Accumulation units outstanding                                     1,949,575              200,867                    -
    Unit value                                                         $1.278196            $0.989338                    -
    Net assets (thousands)                                                $2,492                 $199                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                          (0.07%)                0.47% (15)               -
    Total return                                                          29.20%              (1.07%)                    -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(10)
    Accumulation units outstanding                                       917,275              134,444                    -
    Unit value                                                         $1.231371            $0.997297                    -
    Net assets (thousands)                                                $1,130                 $134                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                            0.08%                0.90% (15)               -
    Total return                                                          23.47%              (1.78%)                    -

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
    Accumulation units outstanding                                    25,459,713           20,576,182           15,785,620
    Unit value                                                         $0.587230            $0.489936            $0.694053
    Net assets (thousands)                                               $14,951              $10,081              $10,956
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.78%)              (0.80%)
    Total return                                                          19.86%             (29.41%)             (24.46%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-MFS INVESTORS TRUST SERIES(7)
    Accumulation units outstanding                                       677,963              334,858                2,238
    Unit value                                                         $0.994492            $0.817963            $1.041047
    Net assets (thousands)                                                  $674                 $274                   $2
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                          (0.12%)                0.06%              (0.47%) (15)
    Total return                                                          21.58%             (21.43%)              (0.26%)

    PHOENIX-MFS VALUE SERIES(4)
    Accumulation units outstanding                                     4,484,361            2,746,441               42,403
    Unit value                                                         $1.117584            $0.902374            $1.055814
    Net assets (thousands)                                                $5,012               $2,478                  $45
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                            0.80%                0.80%                1.02% (15)
    Total return                                                          23.85%             (14.53%)                7.37%

    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                     5,265,344            4,501,536            2,814,609
    Unit value                                                         $0.932921            $0.738166            $0.880617
    Net assets (thousands)                                                $4,912               $3,323               $2,479
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.89%                0.78%                1.00%
    Total return                                                          26.38%             (16.18%)              (6.74%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                    10,067,422            6,817,243            3,878,705
    Unit value                                                         $0.372287            $0.252123            $0.407147
    Net assets (thousands)                                                $3,748               $1,719               $1,579
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.77%)              (0.80%)
    Total return                                                          47.66%             (38.08%)             (33.60%)

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES
    Accumulation units outstanding                                    14,218,676           13,358,248           12,075,563
    Unit value                                                         $1.139532            $0.901209            $1.172440
    Net assets (thousands)                                               $16,203              $12,039              $14,158
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.34%                0.04%              (0.28%)
    Total return                                                          26.44%             (23.13%)              (8.90%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                    18,404,299           19,839,016           12,604,034
    Unit value                                                         $3.870487            $3.254858            $3.710712
    Net assets (thousands)                                               $71,234              $64,573              $46,770
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            1.84%                2.01%                1.73%
    Total return                                                          18.91%             (12.28%)                1.05%

    PHOENIX-OAKHURST VALUE EQUITY SERIES
    Accumulation units outstanding                                    12,517,067           11,884,844            9,739,141
    Unit value                                                         $1.367879            $1.113144            $1.437383
    Net assets (thousands)                                               $17,122              $13,230              $13,999
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.13%                0.16%                0.12%
    Total return                                                          22.88%             (22.56%)             (18.62%)

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
    Accumulation units outstanding                                     1,966,829            1,095,883              326,384
    Unit value                                                         $1.041796            $0.790873            $0.932130
    Net assets (thousands)                                                $2,049                 $867                 $304
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            1.01%                0.51%                1.47%
    Total return                                                          31.73%             (15.15%)              (7.59%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                    12,032,936           12,731,319            8,522,555
    Unit value                                                         $1.406661            $1.005861            $1.108762
    Net assets (thousands)                                               $16,926              $12,806               $9,449
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.63%)                0.16%                0.87%
    Total return                                                          39.85%              (9.28%)               22.00%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
    Accumulation units outstanding                                     5,650,848            4,722,211            1,700,551
    Unit value                                                         $1.612104            $1.129627            $1.245022
    Net assets (thousands)                                                $9,110               $5,334               $2,117
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.83%)              (0.19%)                0.57%
    Total return                                                          42.71%              (9.27%)               14.83%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                    10,288,649            9,331,184            7,666,487
    Unit value                                                         $1.224330            $0.957980            $1.430671
    Net assets (thousands)                                               $12,597               $8,939              $10,968
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.78%)              (0.80%)
    Total return                                                          27.80%             (33.04%)             (25.89%)

    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                    13,974,176           14,431,997           14,905,929
    Unit value                                                         $1.426488            $1.047631            $1.624256
    Net assets (thousands)                                               $19,934              $15,119              $24,211
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.78%)              (0.80%)
    Total return                                                          36.16%             (35.50%)             (27.95%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
    Accumulation units outstanding                                       738,851               45,030                    -
    Unit value                                                         $1.529729            $1.005350                    -
    Net assets (thousands)                                                $1,130                  $45                    -
    Mortality and expense ratio                                            0.80%                0.80% (15)               -
    Net investment income ratio                                          (0.83%)              (0.80%) (15)               -
    Total return                                                          52.16%                0.54%                    -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(2)
    Accumulation units outstanding                                     2,431,737            1,066,959              188,887
    Unit value                                                         $0.845573            $0.658111            $0.877030
    Net assets (thousands)                                                $2,056                 $702                 $166
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                          (0.82%)              (0.78%)              (0.81%) (15)
    Total return                                                          28.48%             (24.96%)             (12.30%)

    AIM V.I. PREMIER EQUITY FUND(1)
    Accumulation units outstanding                                     2,141,722            1,762,520              615,289
    Unit value                                                         $0.839035            $0.676203            $0.977417
    Net assets (thousands)                                                $1,797               $1,192                 $601
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                          (0.49%)              (0.36%)              (0.45%) (15)
    Total return                                                          24.08%             (30.82%)              (2.26%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                    11,359,445            9,737,826            6,415,325
    Unit value                                                         $0.558021            $0.417529            $0.636852
    Net assets (thousands)                                                $6,339               $4,066               $4,086
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.77%)              (0.79%)
    Total return                                                          33.65%             (34.44%)             (16.61%)

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                    14,041,679           14,068,442            3,854,015
    Unit value                                                         $1.298456            $1.278671            $1.182044
    Net assets (thousands)                                               $18,233              $17,989               $4,556
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            2.71%                2.32%                1.21%
    Total return                                                           1.55%                8.17%                6.17%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                     4,542,732            3,328,858            2,268,237
    Unit value                                                         $1.103195            $0.909941            $0.904719
    Net assets (thousands)                                                $5,012               $3,029               $2,052
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            5.56%                8.41%                6.71%
    Total return                                                          21.24%                0.58%                0.57%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                    10,971,356            6,104,174            2,191,035
    Unit value                                                         $0.930290            $0.730633            $0.813167
    Net assets (thousands)                                               $10,207               $4,460               $1,782
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.55%)              (0.31%)              (0.39%)
    Total return                                                          27.33%             (10.15%)             (13.07%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                     1,838,204            1,342,868              524,240
    Unit value                                                         $0.721802            $0.561171            $0.724485
    Net assets (thousands)                                                $1,327                 $754                 $380
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.27%)              (0.13%)              (0.63%)
    Total return                                                          28.62%             (22.54%)             (15.13%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                    13,322,032            9,620,908            4,190,048
    Unit value                                                         $0.637624            $0.484077            $0.069911
    Net assets (thousands)                                                $8,494               $4,657               $2,929
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.66%)              (0.68%)              (0.80%)
    Total return                                                          31.72%             (30.76%)             (18.39%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                     5,193,660            4,491,339            2,494,390
    Unit value                                                         $1.388375            $1.118326            $1.278341
    Net assets (thousands)                                                $7,211               $5,023               $3,189
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.24%                0.08%                0.88%
    Total return                                                          24.15%             (12.52%)                6.19%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                       736,400              917,754            1,021,204
    Unit value                                                         $1.487699            $0.980238            $0.989599
    Net assets (thousands)                                                $1,096                 $900               $1,011
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.38%                0.57%                0.19%
    Total return                                                          51.77%              (0.95%)              (8.82%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                     7,429,243            6,298,509            4,278,615
    Unit value                                                         $1.087335            $0.829038            $1.026214
    Net assets (thousands)                                                $8,078               $5,222               $4,391
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.95%                0.72%                2.00%
    Total return                                                          31.16%             (19.21%)             (16.67%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                       317,369              332,615              430,437
    Unit value                                                         $1.350105            $1.031409            $1.087442
    Net assets (thousands)                                                  $428                 $343                 $468
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            1.72%                1.01%                0.13%
    Total return                                                          30.90%              (5.15%)             (10.67%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                     5,131,416            3,833,470            1,628,111
    Unit value                                                         $1.402589            $1.070031            $1.323337
    Net assets (thousands)                                                $7,197               $4,102               $2,155
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            0.68%                1.45%               16.03%
    Total return                                                          31.08%             (19.14%)              (2.09%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(13)
    Accumulation units outstanding                                       349,980                    -                    -
    Unit value                                                         $1.054405                    -                    -
    Net assets (thousands)                                                  $369                    -                    -
    Mortality and expense ratio                                            0.80% (15)               -                    -
    Net investment income ratio                                          (0.80%) (15)               -                    -
    Total return                                                           5.44%                    -                    -

    RYDEX VARIABLE TRUST NOVA FUND(14)
    Accumulation units outstanding                                       212,982                    -                    -
    Unit value                                                         $1.218423                    -                    -
    Net assets (thousands)                                                  $260                    -                    -
    Mortality and expense ratio                                            0.80% (15)               -                    -
    Net investment income ratio                                          (0.86%) (15)               -                    -
    Total return                                                          18.43%                    -                    -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(14)
    Accumulation units outstanding                                       125,163                    -                    -
    Unit value                                                         $1.155895                    -                    -
    Net assets (thousands)                                                  $145                    -                    -
    Mortality and expense ratio                                            0.80% (15)               -                    -
    Net investment income ratio                                          (0.82%) (15)               -                    -
    Total return                                                          13.37%                    -                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                     3,749,180            2,854,079            2,495,507
    Unit value                                                         $0.751656            $0.568199            $0.730569
    Net assets (thousands)                                                $2,818               $1,622               $1,823
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                            3.29%                0.68%              (0.80%)
    Total return                                                          32.29%             (22.23%)             (25.30%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    SCUDDER VIT EQUITY 500 INDEX FUND(3)
    Accumulation units outstanding                                     6,387,129            2,902,712              122,489
    Unit value                                                         $1.043083            $0.820470            $1.054972
    Net assets (thousands)                                                $6,662               $2,382                 $129
    Mortality and expense ratio                                            0.80%                0.80%                0.80% (15)
    Net investment income ratio                                            0.16%                2.81%              (0.81%) (15)
    Total return                                                          27.13%             (22.94%)                5.50%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                    18,794,402           15,448,380           12,509,589
    Unit value                                                         $0.306628            $0.209173            $0.413206
    Net assets (thousands)                                                $5,763               $3,231               $5,169
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.83%)              (0.76%)              (0.79%)
    Total return                                                          46.59%             (49.38%)             (49.26%)

WANGER ADVISORS TRUST
---------------------
    WANGER FOREIGN FORTY
    Accumulation units outstanding                                     2,741,745            1,994,708            1,540,402
    Unit value                                                         $1.588908            $1.134059            $1.349598
    Net assets (thousands)                                                $4,356               $2,262               $2,079
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.53%)              (0.80%)              (0.66%)
    Total return                                                          40.11%             (15.97%)             (27.21%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                    15,760,868           15,160,217           14,822,518
    Unit value                                                         $1.837055            $1.243990            $1.455318
    Net assets (thousands)                                               $28,954              $18,859              $21,571
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.52%)              (0.80%)              (0.80%)
    Total return                                                          47.67%             (14.52%)             (21.79%)

    WANGER TWENTY
    Accumulation units outstanding                                     2,347,379            1,993,062            1,403,212
    Unit value                                                         $1.932157            $1.489928            $1.625799
    Net assets (thousands)                                                $4,536               $2,970               $2,281
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.82%)              (0.79%)              (0.81%)
    Total return                                                          29.68%              (8.36%)                8.22%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                     -----------------------------------------------------
                                                                         2003                 2002                 2001
                                                                     -----------          -----------          -----------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                    26,607,737           27,094,473           26,940,784
    Unit value                                                         $2.105459            $1.481915            $1.795730
    Net assets (thousands)                                               $56,022              $40,152              $48,378
    Mortality and expense ratio                                            0.80%                0.80%                0.80%
    Net investment income ratio                                          (0.83%)              (0.79%)              (0.74%)
    Total return                                                          42.08%             (17.48%)               10.49%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception April 11, 2001 to December 31, 2001.
(2)  From inception May 30, 2001 to December 31, 2001.
(3)  From inception October 30, 2001 to December 31, 2001.
(4)  From inception October 31, 2001 to December 31, 2001.
(5)  From inception November 7, 2001 to December 31, 2001.
(6)  From inception November 8, 2001 to December 31, 2001.
(7)  From inception November 20, 2001 to December 31, 2001.
(8)  From inception August 12, 2002 to December 31, 2002.
(9)  From inception August 14, 2002 to December 31, 2002.
(10)  From inception August 20, 2002 to December 31, 2002.
(11)  From inception August 26, 2002 to December 31, 2002.
(12)  From inception September 10, 2002 to December 31, 2002.
(13)  From inception June 2, 2003 to December 31, 2003.
(14)  From inception June 4, 2003 to December 31, 2003.
(15)  Annualized.

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                           PHOENIX-                           PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM          BERNSTEIN           BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX      GROWTH + VALUE
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE            SERIES              SERIES              SERIES              SERIES
                                                       -----------------   ----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           21,175,822            752,800          18,961,458             299,730
Participant deposits                                           2,998,602            315,449           3,904,800             120,307
Participant transfers                                            379,851            425,205            (748,304)            690,014
Participant withdrawals                                       (3,400,770)          (110,541)         (3,663,968)            (75,773)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 21,153,505          1,382,913          18,453,986           1,034,278
                                                       ============================================================================

                                                           PHOENIX-                          PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                           ABERDEEN          PHOENIX-AIM        BERNSTEIN            BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY    ENHANCED INDEX       GROWTH + VALUE
JOINT EDGE                                                  SERIES              SERIES            SERIES               SERIES
                                                       -----------------   ----------------  ------------------   -----------------
Accumulation units outstanding, beginning of period            1,266,220             37,126             744,078               9,468
Participant deposits                                             276,305             17,116             240,569              25,287
Participant transfers                                            116,914             11,640             (50,215)              5,621
Participant withdrawals                                         (361,987)            (6,278)           (180,964)                  -
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,297,452             59,604             753,468              40,376
                                                       ============================================================================

                                                         PHOENIX-DUFF &         PHOENIX-           PHOENIX-
                                                          PHELPS REAL           ENGEMANN        ENGEMANN SMALL        PHOENIX-
                                                       ESTATE SECURITIES     CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE            SERIES               SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------    ---------------    ----------------   -----------------
Accumulation units outstanding, beginning of period            5,574,055         54,369,021           3,515,566          30,142,011
Participant deposits                                             885,213          9,190,015             895,163          10,297,898
Participant transfers                                            225,343         (2,826,234)          2,574,700          (8,448,228)
Participant withdrawals                                       (1,036,441)        (9,300,585)           (599,272)         (7,719,657)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  5,648,170         51,432,217           6,386,157          24,272,024
                                                       ============================================================================

                                                         PHOENIX-DUFF &         PHOENIX-           PHOENIX-
                                                          PHELPS REAL           ENGEMANN        ENGEMANN SMALL         PHOENIX-
                                                       ESTATE SECURITIES     CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
JOINT EDGE                                                  SERIES               SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------    ---------------    ----------------   -----------------
Accumulation units outstanding, beginning of period              282,511          3,636,609             121,509           1,241,753
Participant deposits                                              64,161            887,159              88,638           1,573,887
Participant transfers                                             26,285           (174,494)            120,822            (891,609)
Participant withdrawals                                          (58,742)          (797,308)            (45,102)           (482,755)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    314,215          3,551,966             285,867           1,441,276
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                                             PHOENIX-
                                                          PHOENIX-        GOODWIN MULTI-
                                                       GOODWIN MULTI-      SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       INCOME SERIES          SERIES              SERIES                SERIES
                                                       --------------     --------------      ---------------      ----------------
Accumulation units outstanding, beginning of period         8,542,076                  -            3,005,298               153,223
Participant deposits                                        1,015,100            736,476              787,850               366,765
Participant transfers                                         528,119            (24,386)             868,190               424,262
Participant withdrawals                                    (1,379,521)           (18,454)            (588,138)             (145,274)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               8,705,774            693,636            4,073,200               798,976
                                                       ============================================================================

                                                                             PHOENIX-
                                                          PHOENIX-        GOODWIN MULTI-
                                                       GOODWIN MULTI-      SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
JOINT EDGE                                             INCOME SERIES          SERIES              SERIES                SERIES
                                                       --------------     --------------      ---------------      ----------------
Accumulation units outstanding, beginning of period           324,097                  -              161,738                 2,670
Participant deposits                                           61,165              2,491               69,206                 7,093
Participant transfers                                          22,284             38,828              149,036                28,041
Participant withdrawals                                       (58,444)            (8,956)             (44,517)               (3,559)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 349,102             32,363              335,463                34,245
                                                       ============================================================================

                                                        PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SMALL-CAP        INTERNATIONAL       PHOENIX-LAZARD        PHOENIX-LAZARD
                                                        QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE        U.S. MULTI-CAP
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE           SERIES             SERIES              SERIES                 SERIES
                                                       --------------     --------------      ---------------        --------------
Accumulation units outstanding, beginning of period            75,200            218,059               76,673                 7,961
Participant deposits                                           81,588            331,867               63,226                70,703
Participant transfers                                         145,025          1,049,283              156,616               253,286
Participant withdrawals                                       (26,745)          (233,099)             (91,660)              (28,739)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 275,068          1,366,110              204,855               303,211
                                                       ============================================================================

                                                       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                         SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD        PHOENIX-LAZARD
                                                       QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE        U.S. MULTI-CAP
JOINT EDGE                                                SERIES               SERIES              SERIES                 SERIES
                                                       --------------      -------------      ---------------        --------------
Accumulation units outstanding, beginning of period               188              7,558                2,873                   992
Participant deposits                                          118,819             39,206                1,748                 2,691
Participant transfers                                          18,332             86,551                6,397                 1,259
Participant withdrawals                                             -            (19,758)                (299)                 (555)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 137,339            113,557               10,719                 4,387
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                         PHOENIX-LORD         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND-       ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       DEBENTURE SERIES       VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                       ----------------     ----------------     --------------    ----------------
Accumulation units outstanding, beginning of period             120,556              193,203            125,168          19,566,319
Participant deposits                                             88,461              376,322            159,577           6,360,455
Participant transfers                                           426,050            1,396,847            593,393           1,840,592
Participant withdrawals                                         (85,767)            (152,877)           (38,614)         (3,854,489)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   549,300            1,813,495            839,524          23,912,877
                                                       ============================================================================

                                                         PHOENIX-LORD         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND-       ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
JOINT EDGE                                             DEBENTURE SERIES       VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                       ----------------     ----------------     --------------    ----------------
Accumulation units outstanding, beginning of period               7,599                7,664              9,276           1,009,863
Participant deposits                                              9,052               35,117             20,848               2,881
Participant transfers                                            33,571              109,834             53,041             535,873
Participant withdrawals                                          (3,683)             (16,535)            (5,414)             (1,781)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    46,539              136,080             77,751           1,546,836
                                                       ============================================================================

                                                                                                                     PHOENIX-
                                                         PHOENIX-MFS                               PHOENIX-          NORTHERN
                                                       INVESTORS TRUST        PHOENIX-MFS       NORTHERN DOW 30      NASDAQ-100
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE            SERIES            VALUE SERIES          SERIES         INDEX(R) SERIES
                                                       ----------------     ----------------    ---------------    ----------------
Accumulation units outstanding, beginning of period            299,642            2,485,671          4,346,493           6,636,546
Participant deposits                                            95,258              898,219            604,200           1,633,393
Participant transfers                                          273,192              951,086            546,785           2,277,428
Participant withdrawals                                        (83,492)            (342,331)          (453,598)           (917,025)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  584,600            3,992,645          5,043,880           9,630,342
                                                       ============================================================================

                                                                                                                       PHOENIX-
                                                         PHOENIX-MFS                               PHOENIX-            NORTHERN
                                                       INVESTORS TRUST        PHOENIX-MFS        NORTHERN DOW 30      NASDAQ-100
JOINT EDGE                                                  SERIES            VALUE SERIES           SERIES         INDEX(R) SERIES
                                                       ----------------     ----------------     ---------------   ----------------
Accumulation units outstanding, beginning of period             35,216              260,770             155,043            180,697
Participant deposits                                            20,054              262,179              62,354            101,771
Participant transfers                                           46,699               10,607              29,916            178,866
Participant withdrawals                                         (8,606)             (41,840)            (25,849)           (24,254)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   93,363              491,716             221,464            437,080
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                           PHOENIX-           PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE           SERIES         ALLOCATION SERIES      EQUITY SERIES       VALUE SERIES
                                                       ---------------    -----------------     --------------     ----------------
Accumulation units outstanding, beginning of period         12,426,686           18,881,809         11,376,852            1,042,132
Participant deposits                                         2,855,195            1,944,037          2,662,272              300,662
Participant transfers                                          307,385             (516,844)          (318,918)             678,389
Participant withdrawals                                     (2,400,026)          (2,876,358)        (1,802,895)            (129,097)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               13,189,240           17,432,644         11,917,311            1,892,086
                                                       ============================================================================

                                                           PHOENIX-           PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL
JOINT EDGE                                                 SERIES         ALLOCATION SERIES      EQUITY SERIES       VALUE SERIES
                                                       ---------------    -----------------     --------------     ----------------
Accumulation units outstanding, beginning of period            931,562              957,207            507,992               53,751
Participant deposits                                           252,756              178,973            195,434               24,040
Participant transfers                                          102,281               21,641             16,022               10,005
Participant withdrawals                                       (257,163)            (186,166)          (119,692)             (13,053)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,029,436              971,655            599,756               74,743
                                                       ============================================================================

                                                       PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SENECA     PHOENIX-SENECA
                                                        BERNSTEIN MID-      BERNSTEIN SMALL-     MID-CAP GROWTH     STRATEGIC THEME
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       CAP VALUE SERIES     CAP VALUE SERIES         SERIES             SERIES
                                                       ----------------     ----------------     --------------     ---------------
Accumulation units outstanding, beginning of period          12,183,798            4,516,283          8,803,216          13,371,067
Participant deposits                                          1,900,221            1,059,929          2,271,640           2,698,956
Participant transfers                                          (778,963)             477,142            (25,843)           (870,459)
Participant withdrawals                                      (1,871,317)            (669,464)         1,318,632)         (2,302,214)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                11,433,739            5,383,890          9,730,381          12,897,350
                                                       ============================================================================

                                                       PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SENECA     PHOENIX-SENECA
                                                        BERNSTEIN MID-      BERNSTEIN SMALL-     MID-CAP GROWTH     STRATEGIC THEME
JOINT EDGE                                             CAP VALUE SERIES     CAP VALUE SERIES         SERIES             SERIES
                                                       ----------------     ----------------     --------------     ---------------
Accumulation units outstanding, beginning of period             547,521              205,928            527,968           1,060,930
Participant deposits                                            140,428              101,824            157,463             311,615
Participant transfers                                            (1,601)              (9,026)           (41,167)            (30,905)
Participant withdrawals                                         (87,151)             (31,768)           (85,996)           (264,814)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   599,197              266,958            558,268           1,076,826
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                          ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION       AIM V.I. PREMIER       LEVERAGED
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE        GROWTH SERIES           FUND             EQUITY FUND       ALLCAP PORTFOLIO
                                                       ---------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period             44,637             971,770            1,672,317           9,412,042
Participant deposits                                           119,640             508,624              499,173           2,275,674
Participant transfers                                          561,251             953,063               86,157             742,572
Participant withdrawals                                        (38,364)           (215,025)            (219,601)         (1,506,216)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  687,164           2,218,432            2,038,046          10,924,072
                                                       ============================================================================

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                          ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION       AIM V.I. PREMIER       LEVERAGED
JOINT EDGE                                              GROWTH SERIES           FUND             EQUITY FUND       ALLCAP PORTFOLIO
                                                       ---------------    ----------------     ----------------    ----------------
Accumulation units outstanding, beginning of period                393              95,189               90,203             325,784
Participant deposits                                            11,918              50,952               30,661             160,377
Participant transfers                                           44,240              81,080                5,582              55,486
Participant withdrawals                                         (4,864)            (13,916)             (22,770)           (106,274)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   51,687             213,305              103,676             435,373
                                                       ============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                                 VIP GROWTH
                                                         GOVERNMENT          FUND II --        VIP CONTRAFUND(R)      OPPORTUNITIES
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       SECURITIES II       PRIMARY SHARES          PORTFOLIO            PORTFOLIO
                                                       --------------      --------------      -----------------      -------------
Accumulation units outstanding, beginning of period        13,517,816           3,084,977              5,864,352          1,316,933
Participant deposits                                        2,663,726             702,250              2,129,107            410,041
Participant transfers                                        (272,342)          1,332,431              3,431,111            323,304
Participant withdrawals                                    (2,607,719)           (980,235)            (1,034,906)          (287,660)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period              13,301,481           4,139,423             10,389,664          1,762,618
                                                       ============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.           INCOME BOND                               VIP GROWTH
                                                         GOVERNMENT           FUND II --       VIP CONTRAFUND(R)      OPPORTUNITIES
JOINT EDGE                                              SECURITIES II       PRIMARY SHARES         PORTFOLIO            PORTFOLIO
                                                       --------------      ---------------     -----------------      -------------
Accumulation units outstanding, beginning of period           550,626             243,881                239,822             25,935
Participant deposits                                          309,836             111,045                119,504             42,160
Participant transfers                                          (4,397)            133,466                311,764             22,020
Participant withdrawals                                      (115,867)            (85,083)               (89,398)           (14,529)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 740,198             403,309                581,692             75,586
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                                                                  TEMPLETON
                                                                                                  DEVELOPING           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES           MARKETS             FOREIGN
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE          PORTFOLIO        SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                                       ---------------     ---------------      ---------------     ---------------
Accumulation units outstanding, beginning of period          9,196,230           4,321,653              903,868           5,988,755
Participant deposits                                         2,534,403             924,240              122,988           1,409,688
Participant transfers                                        2,124,546             169,464             (147,477)            428,287
Participant withdrawals                                     (1,540,087)           (506,710)            (155,418)           (928,297)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               12,315,092           4,908,647              723,961           6,898,433
                                                       ============================================================================

                                                                                                  TEMPLETON
                                                                                                  DEVELOPING           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES           MARKETS             FOREIGN
JOINT EDGE                                                PORTFOLIO        SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                                       ---------------     ---------------      ---------------     ---------------
Accumulation units outstanding, beginning of period            424,678             169,686               13,886             309,754
Participant deposits                                           484,775             112,238                3,029             163,599
Participant transfers                                          208,745              59,721                 (318)            148,967
Participant withdrawals                                       (111,258)            (56,632)              (4,158)            (91,510)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,006,940             285,013               12,439             530,810
                                                       ============================================================================

                                                          TEMPLETON           TEMPLETON
                                                         GLOBAL ASSET          GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       ALLOCATION FUND     SECURITIES FUND      TRUST JUNO FUND     TRUST NOVA FUND
                                                       ---------------     ---------------      ---------------     ---------------
Accumulation units outstanding, beginning of period            317,393           3,695,586                    -                   -
Participant deposits                                            48,168             777,882               13,781              81,257
Participant transfers                                           (8,023)            894,155              333,525              57,592
Participant withdrawals                                        (54,331)           (441,589)              (5,654)             (6,325)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  303,207           4,926,034              341,652             132,524
                                                       ============================================================================

                                                          TEMPLETON           TEMPLETON
                                                         GLOBAL ASSET          GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
JOINT EDGE                                             ALLOCATION FUND     SECURITIES FUND      TRUST JUNO FUND     TRUST NOVA FUND
                                                       ---------------     ---------------      ---------------     ---------------
Accumulation units outstanding, beginning of period             15,222             137,884                    -                   -
Participant deposits                                             2,734              61,008                3,646               9,914
Participant transfers                                               96              36,666                5,721              70,544
Participant withdrawals                                         (3,890)            (30,176)              (1,039)                  -
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   14,162             205,382                8,328              80,458
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ----------------------------------------------------------------------------
                                                       RYDEX VARIABLE        SCUDDER VIT            SCUDDER VIT
                                                        TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500 INDEX        TECHNOLOGY
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       ROTATION FUND          INDEX FUND               FUND               PORTFOLIO
                                                       --------------       --------------       ----------------        ----------
Accumulation units outstanding, beginning of period                 -            2,674,086              2,883,850        14,600,613
Participant deposits                                           24,813              578,103                897,450         4,742,998
Participant transfers                                          98,413              722,613              3,239,700           995,743
Participant withdrawals                                        (4,491)            (483,334)              (753,786)       (2,566,007)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 118,735            3,491,468              6,267,214        17,773,347
                                                       ============================================================================

                                                       RYDEX VARIABLE        SCUDDER VIT            SCUDDER VIT
                                                        TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500 INDEX        TECHNOLOGY
JOINT EDGE                                             ROTATION FUND          INDEX FUND               FUND               PORTFOLIO
                                                       --------------       --------------       ----------------        ----------
Accumulation units outstanding, beginning of period                 -              179,993                 18,862           847,767
Participant deposits                                              258               42,152                 25,021           358,428
Participant transfers                                           6,819               85,534                 88,006            32,058
Participant withdrawals                                          (649)             (49,967)               (11,974)         (217,198)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   6,428              257,712                119,915         1,021,055
                                                       ============================================================================

                                                                                WANGER                                  WANGER U.S.
                                                       WANGER FOREIGN        INTERNATIONAL                                SMALLER
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE           FORTY               SMALL CAP          WANGER TWENTY          COMPANIES
                                                       --------------        -------------        -------------         -----------
Accumulation units outstanding, beginning of period         1,891,263           14,102,625            1,907,511          25,305,670
Participant deposits                                          479,305            2,323,861              410,492           3,617,259
Participant transfers                                         578,202              338,253              208,448            (752,067)
Participant withdrawals                                      (358,581)          (2,092,222)            (311,411)         (3,391,250)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               2,590,189           14,672,517            2,215,040          24,779,612
                                                       ============================================================================

                                                                                WANGER                                  WANGER U.S.
                                                       WANGER FOREIGN        INTERNATIONAL                                SMALLER
JOINT EDGE                                                 FORTY               SMALL CAP          WANGER TWENTY          COMPANIES
                                                       --------------        -------------        -------------         -----------
Accumulation units outstanding, beginning of period           103,445            1,057,592               85,551           1,788,803
Participant deposits                                           44,730              233,428               41,510             349,098
Participant transfers                                          22,454                7,423               30,767              19,297
Participant withdrawals                                       (19,073)            (210,092)             (25,489)           (329,073)
                                                       ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 151,556            1,088,351              132,339           1,828,125
                                                       ============================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                       PHOENIX-
                                                       ABERDEEN            PHOENIX-            PHOENIX-AIM        PHOENIX-ALLIANCE/
                                                    INTERNATIONAL        ABERDEEN NEW         MID-CAP EQUITY      BERNSTEIN GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE        SERIES            ASIA SERIES            SERIES            + VALUE SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                  23,098,891            3,311,619                15,075                13,386
Participant deposits                                     3,428,439              536,255               147,875                36,385
Participant transfers                                   (2,030,224)           1,019,592               647,523               256,301
Participant withdrawals                                 (3,321,284)            (546,307)              (57,673)               (6,342)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                        21,175,822            4,321,159               752,800               299,730
                                                   ================================================================================

                                                       PHOENIX-
                                                       ABERDEEN            PHOENIX-            PHOENIX-AIM        PHOENIX-ALLIANCE/
                                                    INTERNATIONAL        ABERDEEN NEW         MID-CAP EQUITY      BERNSTEIN GROWTH
JOINT EDGE                                              SERIES            ASIA SERIES            SERIES            + VALUE SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   1,374,393              243,940                     -                   293
Participant deposits                                       297,104               52,651                 5,396                 2,963
Participant transfers                                      (97,163)              22,655                32,486                12,327
Participant withdrawals                                   (308,114)             (41,943)                 (756)               (6,115)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         1,266,220              277,303                37,126                 9,468
                                                   ================================================================================

                                                                                              PHOENIX-DUFF &          PHOENIX-
                                                      PHOENIX-         PHOENIX-DEUTSCHE        PHELPS REAL            ENGEMANN
                                                   DEUTSCHE DOW 30         NASDAQ 100       ESTATE SECURITIES      CAPITAL GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       SERIES           INDEX(R) SERIES          SERIES                SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   2,756,763            3,806,596             4,197,308            58,190,808
Participant deposits                                     1,002,205            2,555,597               822,104            11,169,744
Participant transfers                                    1,183,737              951,594             1,156,754            (5,554,917)
Participant withdrawals                                   (596,212)            (677,241)             (602,111)           (9,436,614)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         4,346,493            6,636,546             5,574,055            54,369,021
                                                   ================================================================================

                                                                                              PHOENIX-DUFF &          PHOENIX-
                                                      PHOENIX-         PHOENIX-DEUTSCHE        PHELPS REAL            ENGEMANN
                                                   DEUTSCHE DOW 30         NASDAQ 100       ESTATE SECURITIES      CAPITAL GROWTH
JOINT EDGE                                             SERIES           INDEX(R) SERIES          SERIES                SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                      57,846               72,109               223,008             3,527,467
Participant deposits                                        52,798               69,058                45,774             1,084,305
Participant transfers                                       76,384               78,471                63,842               (73,459)
Participant withdrawals                                    (31,985)             (38,941)              (50,113)             (901,704)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           155,043              180,697               282,511             3,636,609
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                       PHOENIX-                                  PHOENIX-
                                                    ENGEMANN SMALL         PHOENIX-           GOODWIN MULTI-      PHOENIX-HOLLISTER
                                                      & MID-CAP         GOODWIN MONEY          SECTOR FIXED          VALUE EQUITY
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE    GROWTH SERIES       MARKET SERIES         INCOME SERIES             SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   1,748,195           28,298,481             8,444,666             9,380,992
Participant deposits                                     1,062,660           17,387,678             1,066,229             2,649,806
Participant transfers                                    1,080,583          (10,301,333)              186,491               855,737
Participant withdrawals                                   (375,872)          (5,242,815)           (1,155,310)           (1,509,683)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         3,515,566           30,142,011             8,542,076            11,376,852
                                                   ================================================================================

                                                       PHOENIX-                                  PHOENIX-
                                                    ENGEMANN SMALL         PHOENIX-           GOODWIN MULTI-      PHOENIX-HOLLISTER
                                                      & MID-CAP         GOODWIN MONEY          SECTOR FIXED          VALUE EQUITY
JOINT EDGE                                          GROWTH SERIES       MARKET SERIES         INCOME SERIES             SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                      66,954            1,090,786               306,855               358,149
Participant deposits                                        47,279            1,519,582                65,173               162,439
Participant transfers                                       32,328             (993,919)               13,303                62,964
Participant withdrawals                                    (25,052)            (374,696)              (61,234)              (75,560)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           121,509            1,241,753               324,097               507,992
                                                   ================================================================================

                                                     PHOENIX-J.P.
                                                   MORGAN RESEARCH      PHOENIX-JANUS                              PHOENIX-KAYNE
                                                   ENHANCED INDEX      FLEXIBLE INCOME        PHOENIX-JANUS        LARGE-CAP CORE
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       SERIES              SERIES             GROWTH SERIES            SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                  19,347,883            1,082,239            15,041,012                     -
Participant deposits                                     4,030,011              538,803             5,845,622                71,698
Participant transfers                                   (1,506,294)           1,747,016             1,397,147                87,836
Participant withdrawals                                 (2,910,142)            (362,760)           (2,717,462)               (6,311)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                        18,961,458            3,005,298            19,566,319               153,223
                                                   ================================================================================

                                                     PHOENIX-J.P.
                                                   MORGAN RESEARCH      PHOENIX-JANUS                              PHOENIX-KAYNE
                                                   ENHANCED INDEX      FLEXIBLE INCOME        PHOENIX-JANUS        LARGE-CAP CORE
JOINT EDGE                                             SERIES              SERIES             GROWTH SERIES            SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                     700,152               67,649               744,608                     -
Participant deposits                                       264,150               28,673               377,792                   906
Participant transfers                                      (44,243)              83,832                82,296                 1,872
Participant withdrawals                                   (175,981)             (18,416)             (194,833)                 (108)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           744,078              161,738             1,009,863                 2,670
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                    PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD         PHOENIX-LAZARD
                                                    QUALITY VALUE       EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       SERIES               SERIES                SERIES                SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                           -                    -                     -                     -
Participant deposits                                         9,748               36,771                 2,122                    37
Participant transfers                                       68,276              184,410                75,509                 8,058
Participant withdrawals                                     (2,824)              (3,122)                 (958)                 (134)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            75,200              218,059                76,673                 7,961
                                                   ================================================================================

                                                    PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SMALL-CAP         INTERNATIONAL        PHOENIX-LAZARD         PHOENIX-LAZARD
                                                    QUALITY VALUE       EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP
JOINT EDGE                                             SERIES               SERIES                SERIES                SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                           -                    -                     -                     -
Participant deposits                                            82                1,074                   810                 1,002
Participant transfers                                          134                6,736                 2,110                    16
Participant withdrawals                                        (28)                (252)                  (47)                  (26)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                               188                7,558                 2,873                   992
                                                   ================================================================================

                                                     PHOENIX-LORD        PHOENIX-LORD
                                                     ABBETT BOND-      ABBETT LARGE-CAP       PHOENIX-LORD          PHOENIX-MFS
                                                       DEBENTURE            VALUE            ABBETT MID-CAP       INVESTORS GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE        SERIES              SERIES            VALUE SERIES          STOCK SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                           -                    -                     -                96,553
Participant deposits                                        16,861               28,095                11,846               215,496
Participant transfers                                      105,593              168,515               115,169               883,137
Participant withdrawals                                     (1,898)              (3,407)               (1,847)             (137,568)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           120,556              193,203               125,168             1,057,618
                                                   ================================================================================

                                                     PHOENIX-LORD        PHOENIX-LORD
                                                     ABBETT BOND-      ABBETT LARGE-CAP       PHOENIX-LORD          PHOENIX-MFS
                                                       DEBENTURE            VALUE            ABBETT MID-CAP       INVESTORS GROWTH
JOINT EDGE                                              SERIES              SERIES            VALUE SERIES          STOCK SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                           -                    -                     -                 7,265
Participant deposits                                         6,104                1,912                 3,283                11,790
Participant transfers                                        1,623                5,977                 6,380                80,492
Participant withdrawals                                       (128)                (225)                 (387)              (60,174)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             7,599                7,664                 9,276                39,373
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                     PHOENIX-MFS                             OAKHURST GROWTH          STRATEGIC
                                                   INVESTORS TRUST       PHOENIX-MFS            AND INCOME           ALLOCATION
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE        SERIES           VALUE SERIES             SERIES               SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                       1,939               42,289            11,199,301            12,077,211
Participant deposits                                        65,144              490,344             3,071,127             1,996,425
Participant transfers                                      249,868            2,179,149               280,127             7,536,195
Participant withdrawals                                    (17,309)            (226,111)           (2,123,869)           (2,728,022)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           299,642            2,485,671            12,426,686            18,881,809
                                                   ================================================================================

                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                     PHOENIX-MFS                             OAKHURST GROWTH          STRATEGIC
                                                   INVESTORS TRUST       PHOENIX-MFS            AND INCOME           ALLOCATION
JOINT EDGE                                              SERIES           VALUE SERIES             SERIES               SERIES
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                         299                  114               876,262               526,823
Participant deposits                                         2,426               32,140               258,408               177,417
Participant transfers                                       37,860              172,682                 7,729               410,066
Participant withdrawals                                     (5,369)              55,834              (210,837)             (157,099)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            35,216              260,770               931,562               957,207
                                                   ================================================================================

                                                    PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD        PHOENIX-SENECA
                                                   BERNSTEIN GLOBAL     BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE     VALUE SERIES      CAP VALUE SERIES     CAP VALUE SERIES           SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      303,311           8,291,144             1,664,096             7,231,433
Participant deposits                                        191,599           2,084,324               886,659             2,454,137
Participant transfers                                       631,500           3,048,632             2,392,980               400,537
Participant withdrawals                                     (84,278)         (1,240,302)             (427,452)           (1,282,891)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          1,042,132          12,183,798             4,516,283             8,803,216
                                                   ================================================================================

                                                    PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD        PHOENIX-SENECA
                                                   BERNSTEIN GLOBAL     BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH
JOINT EDGE                                           VALUE SERIES      CAP VALUE SERIES     CAP VALUE SERIES           SERIES
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                       23,073             231,411                36,455               435,054
Participant deposits                                         16,129             223,596                49,739               179,300
Participant transfers                                        20,610             168,477               152,502                 6,160
Participant withdrawals                                      (6,061)            (75,963)              (32,768)              (92,546)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             53,751             547,521               205,928               527,968
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                                         PHOENIX-STATE
                                                    PHOENIX-SENECA      STREET RESEARCH        PHOENIX-VAN         AIM V.I. CAPITAL
                                                   STRATEGIC THEME         SMALL-CAP           KAMPEN FOCUS          APPRECIATION
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE        SERIES           GROWTH SERIES        EQUITY SERIES              FUND
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                  13,799,036                    -               809,064               172,273
Participant deposits                                     3,618,496                3,986               374,321               234,933
Participant transfers                                   (1,927,705)              41,066               414,058               644,280
Participant withdrawals                                 (2,118,760)                (415)             (211,554)              (79,716)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                        13,371,067               44,637             1,385,889               971,770
                                                   ================================================================================

                                                                         PHOENIX-STATE
                                                    PHOENIX-SENECA      STREET RESEARCH        PHOENIX-VAN         AIM V.I. CAPITAL
                                                   STRATEGIC THEME         SMALL-CAP           KAMPEN FOCUS          APPRECIATION
JOINT EDGE                                              SERIES           GROWTH SERIES        EQUITY SERIES              FUND
                                                   ---------------     ----------------     -----------------     -----------------
Units outstanding, beginning of period                   1,106,893                    -                37,010                16,614
Participant deposits                                       381,269                  396                 7,586                22,175
Participant transfers                                     (110,803)                   -               250,606                73,994
Participant withdrawals                                   (316,429)                  (3)               (7,506)              (17,594)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                         1,060,930                  393               287,696                95,189
                                                   ================================================================================

                                                                                             FEDERATED FUND
                                                                        ALGER AMERICAN          FOR U.S.            FEDERATED HIGH
                                                   AIM V.I. PREMIER    LEVERAGED ALLCAP        GOVERNMENT             INCOME BOND
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE      EQUITY FUND         PORTFOLIO           SECURITIES II             FUND II
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      599,307           6,257,701             3,673,208             2,061,574
Participant deposits                                        527,553           2,618,762             2,088,555               399,490
Participant transfers                                       771,893           1,893,985             9,189,348               954,034
Participant withdrawals                                    (226,436)         (1,358,406)           (1,433,295)             (330,121)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          1,672,317           9,412,042            13,517,816             3,084,977
                                                   ================================================================================

                                                                                             FEDERATED FUND
                                                                        ALGER AMERICAN          FOR U.S.            FEDERATED HIGH
                                                   AIM V.I. PREMIER    LEVERAGED ALLCAP        GOVERNMENT             INCOME BOND
JOINT EDGE                                            EQUITY FUND         PORTFOLIO           SECURITIES II             FUND II
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                       15,982             157,624               180,807               206,663
Participant deposits                                         23,840             126,822               107,082                11,120
Participant transfers                                        51,475              95,726               340,233                81,296
Participant withdrawals                                      (1,094)            (54,388)              (77,496)              (55,198)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             90,203             325,784               550,626               243,881
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                                           VIP GROWTH
                                                   VIP CONTRAFUND(R)      OPPORTUNITIES        VIP GROWTH           MUTUAL SHARES
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       PORTFOLIO            PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                                   -----------------     ---------------    -----------------     -----------------
Units outstanding, beginning of period                     2,132,129             513,083            4,014,899             2,462,297
Participant deposits                                       1,155,273             339,137            2,497,687               869,111
Participant transfers                                      3,117,092             638,522            3,940,736             1,548,861
Participant withdrawals                                     (540,142)           (173,809)          (1,257,092)             (558,616)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                           5,864,352           1,316,933            9,196,230             4,321,653
                                                   ================================================================================

                                                                           VIP GROWTH
                                                   VIP CONTRAFUND(R)      OPPORTUNITIES        VIP GROWTH           MUTUAL SHARES
JOINT EDGE                                             PORTFOLIO            PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                                   -----------------     ---------------    -----------------     -----------------
Units outstanding, beginning of period                        58,906              11,157              175,149                32,093
Participant deposits                                          51,691              21,225              115,799                66,282
Participant transfers                                        156,370                (224)             181,481               106,968
Participant withdrawals                                      (27,145)             (6,223)             (47,751)              (35,657)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             239,822              25,935              424,678               169,686
                                                   ================================================================================

                                                       TEMPLETON
                                                       DEVELOPING           TEMPLETON          TEMPLETON             TEMPLETON
                                                        MARKETS              FOREIGN          GLOBAL ASSET             GROWTH
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE    SECURITIES FUND      SECURITIES FUND     ALLOCATION FUND       SECURITIES FUND
                                                   -----------------     ---------------    -----------------     -----------------
Units outstanding, beginning of period                     1,000,358           4,061,200              413,358             1,566,254
Participant deposits                                         164,750           1,186,360               88,381             1,026,961
Participant transfers                                       (123,080)          1,314,058              (93,053)            1,482,214
Participant withdrawals                                     (138,160)           (572,863)             (91,293)             (379,843)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                             903,868           5,988,755             317,393             3,695,586
                                                   ================================================================================

                                                       TEMPLETON
                                                       DEVELOPING           TEMPLETON          TEMPLETON             TEMPLETON
                                                        MARKETS              FOREIGN          GLOBAL ASSET             GROWTH
JOINT EDGE                                          SECURITIES FUND      SECURITIES FUND     ALLOCATION FUND       SECURITIES FUND
                                                   -----------------    ----------------    -----------------     -----------------
Units outstanding, beginning of period                        20,846             217,415               17,079                61,857
Participant deposits                                           4,901              45,687                5,028                48,819
Participant transfers                                         (3,393)            100,945                  (68)               45,978
Participant withdrawals                                       (8,468)            (54,293)              (6,817)              (18,770)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                              13,886              309,754              15,222               137,884
                                                   ================================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                   --------------------------------------------------------------------------------
                                                      SCUDDER VIT         SCUDDER VIT
                                                    EAFE(R) EQUITY     EQUITY 500 INDEX        TECHNOLOGY          WANGER FOREIGN
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE      INDEX FUND             FUND               PORTFOLIO              FORTY
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                    2,327,032             116,912            11,858,279             1,474,862
Participant deposits                                        470,462             326,073             5,853,051               487,731
Participant transfers                                       168,495           2,569,328              (977,738)              191,626
Participant withdrawals                                    (291,903)           (128,463)           (2,132,979)             (262,956)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                          2,674,086           2,883,850            14,600,613             1,891,263
                                                   ================================================================================

                                                      SCUDDER VIT         SCUDDER VIT
                                                    EAFE(R) EQUITY     EQUITY 500 INDEX        TECHNOLOGY          WANGER FOREIGN
JOINT EDGE                                            INDEX FUND             FUND               PORTFOLIO              FORTY
                                                   ----------------    ----------------     -----------------     -----------------
Units outstanding, beginning of period                      168,475               5,577               651,310                65,540
Participant deposits                                         23,235               8,303               470,624                35,274
Participant transfers                                        32,332              10,628              (136,442)               31,655
Participant withdrawals                                     (44,049)             (5,646)             (137,725)              (29,024)
                                                   --------------------------------------------------------------------------------
Units outstanding, end of period                            179,993              18,862               847,767               103,445
                                                   ================================================================================

                                                        WANGER                                  WANGER U.S.
                                                     INTERNATIONAL                                SMALLER
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE       SMALL CAP         WANGER TWENTY           COMPANIES
                                                   ----------------     ----------------     -----------------
Units outstanding, beginning of period                   13,824,078            1,370,242            25,233,679
Participant deposits                                      2,734,948              386,948             4,454,211
Participant transfers                                      (488,882)             356,152              (700,813)
Participant withdrawals                                  (1,967,519)            (205,831)           (3,681,407)
                                                   -----------------------------------------------------------
Units outstanding, end of period                         14,102,625            1,907,511            25,305,670
                                                   ===========================================================

                                                        WANGER                                  WANGER U.S.
                                                     INTERNATIONAL                                SMALLER
JOINT EDGE                                             SMALL CAP         WANGER TWENTY           COMPANIES
                                                   ----------------     ----------------     -----------------
Units outstanding, beginning of period                      998,440               32,970             1,707,105
Participant deposits                                        255,752               27,120               390,274
Participant transfers                                        (5,527)              44,547                   752
Participant withdrawals                                    (191,073)             (19,086)             (309,328)
                                                   -----------------------------------------------------------
Units outstanding, end of period                          1,057,592               85,551             1,788,803
                                                   ===========================================================

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value reduced by an amount equal to the surrender charge with interest of [4% (6% in New York and New Jersey) due in policy years 1-10, 3% (5% in
New York and New Jersey) due in policy years 11-15, 2 1/2% (4 1/2% in New York and New Jersey) in policy years 16 and thereafter for Flex Edge Success and Joint Edge policies] and [8% due in policy years 1-10 and 7% in policy years 11 and thereafter for Flex Edge policies] and payable on each policy anniversary. Individual Edge policy owners may borrow up to 90% of policy value reduced by any applicable surrender charge with an interest rate of 4% (6% in New York and New Jersey) during policy years 1-10 and 3% (5% in New York and New Jersey) during policy years 11-15 and 2.25% (4.25% in New York and New Jersey) during policy years 16 and thereafter. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% (4% in New York and New Jersey) for Flex Edge Success, Joint Edge and Individaul Edge policies, and 6% for Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $58,576,546, $57,376,792 and $54,821,843 during the years ended December 31, 2003, 2002 and 2001, respectively.

   Phoenix receives additional compensation of $5 per month, not to exceed $120 annually, for each policy for administrative services to the Account.

   Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums). Such costs aggregated $4,767,400, $5,036,008 and $4,929,907 during the years ended December 31, 2003, 2002 and 2001, respectively.

   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the surrender charge that would apply to a full surrender, is deducted from the policy value and paid to Phoenix.

   PEPCO is the principal underwriter and distributor of the Account.

   Premium taxes and federal taxes which currently range from 2.25% to 3.75% of premiums paid based on the state where the policyowner resides, are paid to Phoenix by a withdrawal of participant units.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge. For Flex Edge Success, Joint Edge, and Individual Edge policies, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible
Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                        REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R), and Individual Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R), and Individual Edge(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ Pricewaterhousecoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS JUNE 30, 2004

                                TABLE OF CONTENTS

PART I.    FINANCIAL INFORMATION                                                                                    Page

Item 1.    Unaudited Interim Condensed Consolidated Financial Statements:
             Unaudited Interim Condensed Consolidated Balance Sheet at June 30, 2004 (unaudited) and
               December 31, 2003...............................................................................     F-48
             Unaudited Interim Condensed Consolidated Statement of Income, Comprehensive Income and
               Changes in Stockholder's Equity for the six months ended June 30, 2004 and 2003.................     F-49
             Unaudited Interim Condensed Consolidated Statement of Cash Flows for the six months ended
               June 30, 2004 and 2003..........................................................................     F-50
             Notes to Unaudited Interim Condensed Consolidated Financial Statements for the six months ended
               June 30, 2004 and 2003..........................................................................     F-51

                                     PART I.
                              FINANCIAL INFORMATION

ITEM 1. UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

                         PHOENIX LIFE INSURANCE COMPANY
             UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET
                             ($ amounts in millions)
                 JUNE 30, 2004 (UNAUDITED) AND DECEMBER 31, 2003


                                                                                                  2004            2003
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $   12,940.1     $   13,268.8
Equity securities, at fair value........................................................            174.9            184.0
Mortgage loans, at unpaid principal balances............................................            256.4            284.1
Venture capital partnerships, at equity in net assets...................................            249.3            234.9
Affiliate debt and equity securities....................................................             47.7             47.5
Policy loans, at unpaid principal balances..............................................          2,238.7          2,227.8
Other investments.......................................................................            389.7            388.7
                                                                                            ---------------  ---------------
                                                                                                 16,296.8         16,635.8
Available-for-sale debt and equity securities pledged as collateral.....................          1,275.4          1,350.0
                                                                                            ---------------  ---------------
TOTAL INVESTMENTS.......................................................................         17,572.2         17,985.8
Cash and cash equivalents...............................................................            500.1            382.7
Accrued investment income...............................................................            223.7            222.3
Premiums, accounts and notes receivable.................................................            224.6            251.8
Deferred policy acquisition costs.......................................................          1,423.3          1,325.7
Deferred income taxes...................................................................             25.6             30.2
Goodwill and other indefinite-lived intangible assets...................................              5.2              5.2
Other assets............................................................................            117.6            161.9
Separate account and investment trust assets............................................          6,526.4          6,083.2
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $   26,618.7     $   26,448.8
                                                                                            ===============  ===============
LIABILITIES:
Policy liabilities and accruals.........................................................     $   13,069.4     $   13,088.6
Policyholder deposit funds..............................................................          3,542.2          3,642.7
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            303.5            321.0
Non-recourse collateralized obligations.................................................          1,400.7          1,472.0
Separate account and investment trust liabilities.......................................          6,526.4          6,083.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         25,017.2         24,782.5
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES AND COMMITMENTS (NOTES 7 & 8)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................             30.6             27.9
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized and outstanding................             10.0             10.0
Additional paid-in capital..............................................................          1,714.9          1,714.9
Accumulated deficit.....................................................................           (148.4)          (127.5)
Accumulated other comprehensive income (loss)...........................................             (5.6)            41.0
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          1,570.9          1,638.4
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................     $   26,618.7     $   26,448.8
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
          UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME,
                              COMPREHENSIVE INCOME
                       AND CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003


                                                                                                                  2003
                                                                                                 2004           RESTATED
                                                                                            ---------------  ---------------

REVENUES:
Premiums................................................................................     $      470.9     $      494.6
Insurance and investment product fees...................................................            146.9            134.5
Investment income, net of expenses......................................................            533.8            564.4
Net realized investment gains (losses)..................................................             17.7           (118.8)
                                                                                            ---------------  ---------------
TOTAL REVENUES..........................................................................          1,169.3          1,074.7
                                                                                            ---------------  ---------------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends.......................................            686.9            699.2
Policyholder dividends..................................................................            211.2            210.7
Policy acquisition cost amortization....................................................             45.6             53.9
Interest expense on indebtedness........................................................              6.1              6.1
Interest expense on non-recourse collateralized obligations.............................             16.4             25.9
Other operating expenses................................................................            130.0            123.7
                                                                                            ---------------  ---------------
TOTAL BENEFITS AND EXPENSES.............................................................          1,096.2          1,119.5
                                                                                            ---------------  ---------------
Gain (loss) before income taxes and minority interest...................................             73.1            (44.8)
Applicable income taxes (benefit).......................................................             23.4            (24.5)
                                                                                            ---------------  ---------------
Gain (loss) before minority interest....................................................             49.7            (20.3)
Minority interest in net gain (loss) of consolidated subsidiaries.......................             (0.9)            (0.4)
                                                                                            ---------------  ---------------
NET INCOME (LOSS).......................................................................     $       48.8     $      (20.7)
                                                                                            ===============  ===============
COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................................     $       48.8     $      (20.7)
                                                                                            ---------------  ---------------
Net unrealized investment gains (losses)................................................            (69.9)           106.3
Net unrealized foreign currency translation adjustment..................................              0.4              4.8
Net unrealized derivative instruments gains.............................................             22.9             65.0
                                                                                            ---------------  ---------------
OTHER COMPREHENSIVE INCOME (LOSS).......................................................            (46.6)           176.1
                                                                                            ---------------  ---------------
COMPREHENSIVE INCOME....................................................................     $        2.2    $       155.4
                                                                                            ===============  ===============
STOCKHOLDER'S EQUITY:
Stockholder's equity, beginning of period...............................................     $    1,638.4     $    1,511.7
Comprehensive income....................................................................              2.2            155.4
Dividend paid...........................................................................            (69.7)           (44.5)
                                                                                            ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF PERIOD.....................................................     $    1,570.9     $    1,622.6
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
        UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003


                                                                                                                  2003
                                                                                                 2004           RESTATED
                                                                                            ---------------  ---------------

OPERATING ACTIVITIES:
Gain (loss) from continuing operations..................................................     $       48.8     $      (20.7)
Net realized investment gains (losses)..................................................            (17.7)           118.8
Depreciation............................................................................              8.2              7.0
Investment loss.........................................................................            (33.8)           (67.7)
Deferred income taxes (benefit).........................................................             22.4            (31.6)
Decrease in receivables.................................................................             11.9             13.5
Increase in deferred policy acquisition costs...........................................            (43.9)           (46.7)
Increase in policy liabilities and accruals.............................................            148.9            199.9
Other assets and other liabilities net change...........................................             (6.6)            (7.0)
                                                                                            ---------------  ---------------
Cash from continuing operations.........................................................            138.2            165.5
Discontinued operations, net............................................................            (15.1)           (45.0)
                                                                                            ---------------  ---------------
CASH FROM OPERATING ACTIVITIES..........................................................            123.1            120.5
                                                                                            ---------------  ---------------
INVESTING ACTIVITIES:
Investment purchases....................................................................         (1,947.7)        (3,103.6)
Investment sales, repayments and maturities.............................................          2,094.0          2,297.6
Debt and equity securities pledged as collateral purchases..............................            (64.5)            (4.5)
Debt and equity securities pledged as collateral sales..................................             99.8             26.2
Premises and equipment additions........................................................             (3.0)            (5.5)
Premises and equipment disposals........................................................             25.9             --
Discontinued operations, net............................................................             --               (6.7)
                                                                                            ---------------  ---------------
CASH FROM (FOR) INVESTING ACTIVITIES....................................................            204.5           (796.5)
                                                                                            ---------------  ---------------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits......................................................            445.7            899.7
Policyholder deposit fund withdrawals...................................................           (546.2)          (550.9)
Collateralized obligation repayments....................................................            (40.0)           (32.4)
Common stock dividends paid.............................................................            (69.7)           (44.5)
Other financing activities..............................................................             --               --
                                                                                            ---------------  ---------------
CASH FROM (FOR) FINANCING ACTIVITIES....................................................           (210.2)           271.9
                                                                                            ---------------  ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................................            117.4           (404.1)
Cash and cash equivalents, beginning of period..........................................            382.7          1,022.8
                                                                                            ---------------  ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD................................................     $      500.1     $      618.7
                                                                                            ===============  ===============

Included in cash and cash equivalents above is cash pledged as collateral of $14.0 million and $41.3 million at June 30, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
     NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003



1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2003 to conform with 2004 presentation.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2003 audited financial statements.

These interim financial statements for the six months ended June 30, 2004, do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2004 are not necessarily indicative of the results that may be expected for the year 2004. These unaudited financial statements should be read in conjunction with our 2003 audited financial statements.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES AND RESTATEMENT OF PRIOR PERIOD

Other-Than Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, or EITF 03-1 are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material affect on our consolidated financial statements.

Post-retirement Benefits: On May 19, 2004, the Financial Accounting Standards Board, or the FASB, issued FASB Staff Position No. FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, or the FSP. For employers that sponsor post-retirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is immaterial to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46, or FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46-R for Special Purpose Entities, or SPEs, in which we hold a variable interest that we acquired prior to February 1, 2003. FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46-R for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements at June 30, 2004.

Consolidated Collateralized Obligation Trusts: We have restated certain 2003 amounts on our Consolidated Statement of Income, Comprehensive Income and Changes in Stockholder's Equity and our Consolidated Statement of Cash Flows to correct an error related to our method of consolidation for several of our sponsored collateralized obligation trusts, as further described in our 2003 audited financial statements.

Originally reported and restated amounts for the three and six months ended June 30, 2003 follow:

REVISED AND ORIGINALLY REPORTED SELECT FINANCIAL COMPONENTS:                                       SIX MONTHS ENDED
($ amounts in millions)                                                                              JUNE 30, 2003
                                                                                            --------------------------------
                                                                                             AS RESTATED      AS REPORTED
                                                                                            ---------------  ---------------
INCOME STATEMENT DATA
Insurance and investment product fees...................................................     $      134.5     $      135.3
Investment income, net of expenses......................................................            564.4            536.0
Realized investment losses..............................................................           (118.8)          (116.9)
Interest expense on non-recourse collateralized obligations.............................             25.9             --
Net loss................................................................................     $      (20.7)    $      (18.7)

On May 7, 2004, we signed a definitive agreement to sell Phoenix Global Solutions, Inc., our India-based information technology subsidiary, to Tata Consultancy Services, a division of Tata Sons Ltd. This transaction, which is not material to our consolidated financial statements, closed on July 2, 2004.

2. LIFE AND ANNUITY ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                                 SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------

Acquisition costs deferred..............................................................     $       89.5     $      100.6
Costs amortized to expenses:
  Recurring costs related to income ....................................................            (46.4)           (52.2)
  (Cost) credit related to realized investment gains or losses..........................              0.8             (1.7)
Offsets to net unrealized investment gains or losses
  included in other comprehensive income................................................             53.7            (32.8)
                                                                                            ---------------  ---------------
Change in deferred policy acquisition costs.............................................             97.6             13.9
Deferred policy acquisition costs, beginning of period..................................          1,325.7          1,201.8
                                                                                            ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD........................................     $    1,423.3     $    1,215.7
                                                                                            ===============  ===============

We have included in deferred policy acquisition costs the present value of future profits from two major reinsurance assumed transactions. The amounts included at June 30, 2004 and December 31, 2003 follow: Confederation Life ($43.9 million and $36.0 million, respectively) and Valley Forge Life ($34.8 million and $37.4 million, respectively).

POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 6.00% at June 30, 2004 and 4.00% to 6.25% at December 31, 2003, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.1% to 12.3% at June 30, 2004 and 1.0% to 12.3% at December 31, 2003, less administrative charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 36.8% and 38.8% of the face value of total individual life insurance in-force at June 30, 2004 and December 31, 2003, respectively. The premiums on participating life insurance policies were 97.5% and 98.1% of total individual life insurance premiums for the six months ended June 30, 2004 and 2003, respectively.

CLOSED BLOCK

Summarized information on closed block assets and liabilities at June 30, 2004, December 31, 2003 and inception (December 31, 1999) and closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception to June 30, 2004 and the six months ended June 30, 2004 and 2003, follow:

                                                                                                               INCEPTION
CLOSED BLOCK ASSETS AND LIABILITIES:                                            JUNE 30,         DEC 31,        (DEC 31,
($ amounts in millions)                                                          2004             2003            1999)
                                                                            ---------------  --------------- ----------------

Debt securities.........................................................     $    6,736.1     $    6,906.4    $    4,773.1
Equity securities.......................................................             85.7             82.9            --
Mortgage loans..........................................................            214.4            228.5           399.0
Venture capital partnerships............................................             43.1             38.6            --
Policy loans............................................................          1,384.1          1,386.8         1,380.0
Other invested assets...................................................             53.8             46.7            --
                                                                            ---------------  --------------- ----------------
Total closed block investments..........................................          8,517.2          8,689.9         6,552.1
Cash and cash equivalents...............................................            223.7             40.5            --
Accrued investment income...............................................            118.7            120.2           106.8
Receivables.............................................................             48.5             43.0            35.2
Deferred income taxes...................................................            377.0            377.0           389.4
Other closed block assets...............................................             12.7             62.3             6.2
                                                                            ---------------  --------------- ----------------
TOTAL CLOSED BLOCK ASSETS...............................................          9,297.8          9,332.9         7,089.7
                                                                            ---------------  --------------- ----------------
Policy liabilities and accruals.........................................          9,779.9          9,723.1         8,301.7
Policyholder dividends payable..........................................            383.8            369.8           325.1
Policyholder dividend obligation........................................            371.8            519.2            --
Other closed block liabilities..........................................             82.1             63.0            12.3
                                                                            ---------------  --------------- ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................         10,617.6         10,675.1         8,639.1
                                                                            ---------------  --------------- ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............     $    1,319.8     $    1,342.2    $    1,549.4
                                                                            ===============  =============== ================



CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES
IN POLICYHOLDER DIVIDEND OBLIGATIONS:                                                              SIX MONTHS ENDED,
($ amounts in millions)                                                       CUMULATIVE                JUNE 30,
                                                                                FROM         -------------------------------
                                                                              INCEPTION           2004            2003
                                                                            ---------------  --------------- ---------------
CLOSED BLOCK REVENUES
Premiums................................................................     $    4,691.6     $      453.5    $      478.2
Net investment income...................................................          2,492.3            281.1           286.6
Net realized investment gains (losses)..................................            (93.0)             3.7            (2.9)
                                                                            ---------------  --------------- ---------------
TOTAL REVENUES..........................................................          7,090.9            738.3           761.9
                                                                            ---------------  --------------- ---------------
Policy benefits, excluding dividends....................................          4,847.3            486.9           508.9
Other operating expenses................................................             54.7              5.7             5.1
                                                                            ---------------  --------------- ---------------
Total benefits and expenses, excluding policyholder dividends...........          4,902.0            492.6           514.0
                                                                            ---------------  --------------- ---------------
Closed block contribution to income before dividends and income taxes...          2,188.9            245.7           247.9
Policyholder dividends..................................................          1,799.8            210.8           210.5
                                                                            ---------------  --------------- ---------------
Closed block contribution to income before income taxes.................            389.1             34.9            37.4
Applicable income taxes.................................................            136.7             12.3            13.1
                                                                            ---------------  --------------- ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................     $      252.4     $       22.6    $       24.3
                                                                            ===============  =============== ===============

POLICYHOLDER DIVIDEND OBLIGATION
Policyholder dividends provided through earnings........................     $    1,852.3     $      210.8    $      210.5
Policyholder dividends provided through other comprehensive income......            273.2           (159.5)          163.8
                                                                            ---------------  --------------- ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................          2,125.5             51.3           374.3
POLICYHOLDER DIVIDENDS PAID.............................................         (1,695.0)          (184.7)         (187.0)
                                                                            ---------------  --------------- ---------------
Increase (decrease) in policyholder dividend liabilities................            430.5           (133.4)          187.3
Policyholder dividend liabilities, beginning of period..................            325.1            889.0           910.7
                                                                            ---------------  --------------- ---------------
Policyholder dividend liabilities, end of period........................            755.6            755.6         1,098.0
Less: policyholder dividends payable, end of period.....................            383.8            383.8           382.3
                                                                            ---------------  --------------- ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................     $      371.8     $      371.8    $      715.7
                                                                            ===============  =============== ===============

3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                  JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency..............................    $      717.3     $      676.0     $      755.2    $      712.7
State and political subdivision.........................           479.1            448.8            510.3           468.4
Foreign government......................................           280.0            271.3            260.4           239.0
Corporate...............................................         6,966.5          6,783.4          6,763.4         6,410.0
Mortgage-backed.........................................         2,879.5          2,804.8          3,097.5         2,963.4
Other asset-backed......................................         1,617.7          1,616.7          1,882.0         1,863.6
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES.........................................    $   12,940.1     $   12,601.0     $   13,268.8    $   12,657.1
                                                           ===============  ===============  =============== ===============

Amounts applicable to the closed block..................    $    6,736.1     $    6,460.2     $    6,906.4    $    6,471.1
                                                           ===============  ===============  =============== ===============

Lombard International Assurance, S.A....................    $       41.6     $       41.6     $       41.1    $       41.1
Other equity securities.................................           133.3            120.9            142.9           127.3
                                                           ---------------  ---------------  --------------- ---------------
EQUITY SECURITIES.......................................    $      174.9     $      162.5     $      184.0    $      168.4
                                                           ===============  ===============  =============== ===============

Amounts applicable to the closed block..................    $       85.7     $       78.4     $       82.9    $       75.0
                                                           ===============  ===============  =============== ===============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                      JUNE 30, 2004                  DECEMBER 31, 2003
GENERAL ACCOUNT DEBT AND EQUITY SECURITIES:                --------------------------------  -------------------------------
($ amounts in millions)                                        GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency..............................    $       45.0     $       (3.7)    $       44.0    $       (1.5)
State and political subdivision.........................            33.8             (3.5)            43.5            (1.6)
Foreign government......................................            11.4             (2.7)            23.2            (1.8)
Corporate...............................................           282.2            (99.1)           400.4           (47.0)
Mortgage-backed.........................................           102.7            (28.0)           143.4            (9.3)
Other asset-backed......................................            35.4            (34.4)            55.6           (37.2)
                                                           ---------------  ---------------  --------------- ---------------
Debt securities gains (losses)..........................    $      510.5     $     (171.4)    $      710.1    $      (98.4)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET GAINS...............................    $      339.1                      $      611.7            --
                                                           ===============                   ===============
Equity securities gains (losses)........................    $       15.4     $       (3.0)    $       17.4    $       (1.8)
                                                           ===============  ===============  =============== ===============
EQUITY SECURITIES NET GAINS.............................    $       12.4                      $       15.6
                                                           ===============                   ===============

                                                                              JUNE 30, 2004
                                            ---------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED GENERAL
ACCOUNT DEBT AND EQUITY SECURITIES:              LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS            TOTAL
($ amounts in millions)                     --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            --------------------------- -------------------------- --------------------------
DEBT SECURITIES
U.S. government and agency................   $    191.0    $     (3.7)   $     --     $     --      $    191.0   $     (3.7)
State and political subdivision...........         72.2          (3.5)          3.7         --            75.9         (3.5)
Foreign government........................         40.7          (2.3)          9.2         (0.4)         49.9         (2.7)
Corporate.................................      2,183.1         (73.7)        333.3        (25.4)      2,516.4        (99.1)
Mortgage-backed...........................      1,030.6         (26.4)         24.6         (1.6)      1,055.2        (28.0)
Other asset-backed........................        456.2          (7.3)        118.1        (27.1)        574.3        (34.4)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  3,973.8    $   (116.9)   $    488.9   $    (54.5)   $  4,462.7   $   (171.4)
COMMON STOCK..............................         22.7          (2.7)          1.3         (0.3)         24.0         (3.0)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  3,996.5    $   (119.6)   $    490.2   $    (54.8)   $  4,486.7   $   (174.4)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,708.7    $    (64.6)   $    242.7   $    (23.5)   $  1,951.4   $    (88.1)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,287.8    $    (55.0)   $    247.5   $    (31.3)   $  2,535.3   $    (86.3)
                                            ============= ============  ============ ============  ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    163.1    $     (6.7)   $     68.9   $    (14.1)   $    232.0   $    (20.8)
                                            ============= ============= ============ ============= ============ =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.7)                $     (4.6)                $     (7.3)
                                                          =============              ============               =============

These securities are considered to be temporarily impaired at June 30, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

Unrealized losses on below investment grade debt securities held inside the closed block with a fair value of less than 80% of the securities' amortized cost totals $7.1 million at June 30, 2004 ($0.0 after offsets for change in policy dividend obligation). All of these securities have been in an unrealized loss for greater than 12 months.

Unrealized losses on below investment grade debt securities outside the closed block with a fair value less than 80% of the securities' amortized cost totals $10.1 million at June 30, 2004. Of these, $9.6 million ($6.2 million after offsets for taxes and deferred policy acquisition cost amortization) have been in an unrealized loss for greater than 12 months.

VENTURE CAPITAL PARTNERSHIPS

COMPONENTS OF NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                   SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Net unrealized gains on partnership cash and stock distributions........................     $        0.2     $        1.5
Net unrealized gains on partnership investments.........................................             21.8             37.7
Partnership operating expenses..........................................................             (2.6)            (3.8)
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME...................................................................     $       19.4     $       35.4
                                                                                            ===============  ===============
Amounts applicable to the closed block..................................................     $        3.4     $        5.7
                                                                                            ===============  ===============
Amounts applicable to the venture capital segment.......................................     $       16.0     $       29.7
                                                                                            ===============  ===============

The effect of our adjusting estimated partnership results to actual results reflected in partnership financial statements was to increase net investment income by $10.4 million and $33.8 million for the six months ended June 30, 2004 and 2003, respectively.

UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                           JUNE 30,         DEC 31,
($ amounts in millions)                                                                           2004            2003
                                                                                            ---------------  ---------------
UNFUNDED COMMITMENTS
Closed block............................................................................     $       61.1     $       48.3
Venture capital segment.................................................................             55.3             76.7
                                                                                            ---------------  ---------------
TOTAL UNFUNDED COMMITMENTS..............................................................     $      116.4     $      125.0
                                                                                            ===============  ===============
VENTURE CAPITAL PARTNERSHIPS
Closed block............................................................................     $       43.1     $       38.6
Venture capital segment.................................................................            206.2            196.3
                                                                                            ---------------  ---------------
TOTAL VENTURE CAPITAL PARTNERSHIPS......................................................     $      249.3     $      234.9
                                                                                            ===============  ===============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                           SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004            2003
                                                                                            ---------------  ---------------
Contributions...........................................................................     $       26.8     $       24.8
Equity in earnings of partnerships......................................................             19.4             35.4
Distributions...........................................................................            (31.8)           (11.3)
Proceeds from sale of partnership interests.............................................             --              (26.1)
Realized loss on sale of partnership interests..........................................             --              (14.3)
                                                                                            ---------------  ---------------
Change in venture capital partnerships..................................................             14.4              8.5
Venture capital partnership investments, beginning of period............................            234.9            228.6
                                                                                            ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................................     $      249.3     $      237.1
                                                                                            ===============  ===============

AFFILIATE EQUITY SECURITIES

The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at June 30, 2004 and December 31, 2003, was $54.5 million and $54.4 million, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $38.6 million and $38.3 million at June 30, 2004 and December 31, 2003, respectively.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                              SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt securities.........................................................................     $      385.5     $      387.6
Equity securities.......................................................................              1.0              1.2
Mortgage loans..........................................................................             11.3             19.4
Venture capital partnerships............................................................             19.4             35.4
Affiliate equity securities.............................................................              0.2              0.7
Policy loans............................................................................             83.9             85.2
Other investments.......................................................................             20.9             12.5
Cash and cash equivalents...............................................................              1.5              4.4
                                                                                            ---------------  ---------------
Total investment income.................................................................            523.7            546.4
Less: investment expenses...............................................................              8.8              9.6
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................................            514.9            536.8
Debt and equity securities pledged as collateral (Note 5)...............................             18.9             27.6
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME...................................................................     $      533.8     $      564.4
                                                                                            ===============  ===============

Amounts applicable to the closed block..................................................     $      281.1     $      286.6
                                                                                            ===============  ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES AND TYPES OF NET REALIZED INVESTMENT GAINS (LOSSES):                                   SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt security impairments...............................................................     $       (4.0)    $      (45.4)
Equity security impairments.............................................................             --               (1.1)
Mortgage loan impairments...............................................................             --               (3.2)
Venture capital partnership impairments.................................................             --               (4.6)
Affiliate equity security impairments...................................................             --              (96.9)
Other invested asset impairments........................................................             --               (9.9)
Debt and equity securities pledged as collateral impairments............................             (8.3)            (1.9)
                                                                                            ---------------  ---------------
IMPAIRMENT LOSSES.......................................................................            (12.3)          (163.0)
                                                                                            ---------------  ---------------
Debt security transaction gains.........................................................             19.2             70.3
Debt security transaction losses........................................................             (6.1)           (23.8)
Equity security transaction gains.......................................................             13.8             15.6
Equity security transaction losses......................................................             (0.9)           (10.4)
Mortgage loan transaction gains (losses)................................................              0.2             (0.8)
Venture capital partnership transaction losses..........................................             --               (9.7)
Other invested asset transaction gains..................................................              3.8              3.0
                                                                                            ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................................             30.0             44.2
                                                                                            ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................................     $       17.7     $     (118.8)
                                                                                            ===============  ===============
Net realized investment gains (losses)..................................................     $       17.7     $     (118.8)
                                                                                            ---------------  ---------------
Applicable closed block policyholder dividend obligation (reduction)....................              7.3             (1.0)
Applicable deferred acquisition costs (benefit).........................................             (0.8)             1.7
Applicable deferred income taxes (benefit)..............................................              5.9            (45.9)
                                                                                            ---------------  ---------------
Offsets to realized investment gains (losses)...........................................             12.4            (45.2)
                                                                                            ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME...........................     $        5.3     $      (73.6)
                                                                                            ===============  ===============
UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                                SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt securities.........................................................................     $     (272.6)    $      254.3
Equity securities.......................................................................             (3.2)             8.8
Debt and equity securities pledged as collateral........................................            (27.5)            64.0
Other investments.......................................................................             (0.4)            (0.8)
                                                                                            ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS...............................................     $     (303.7)    $      326.3
                                                                                            ===============  ===============

Net unrealized investment gains.........................................................     $     (303.7)    $      326.3
                                                                                            ---------------  ---------------
Applicable closed block policyholder dividend obligation (reduction)....................           (157.9)           163.7
Applicable deferred policy acquisition costs............................................            (53.7)            32.8
Applicable deferred income taxes (benefit)..............................................            (22.2)            23.5
                                                                                            ---------------  ---------------
Offsets to net unrealized investment gains..............................................           (233.8)           220.0
                                                                                            ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................................     $      (69.9)    $      106.3
                                                                                            ===============  ===============


4. INDEBTEDNESS

Our surplus notes are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million at both June 30, 2004 and December 31, 2003. The fair value was $187.4 million and $188.8 million at June 30, 2004 and December 31, 2003, respectively.

Interest expense on our indebtedness was $6.1 million for each of the six months ended June 30, 2004 and 2003, respectively.


5. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.1 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $3.4 million and $3.2 million for the six months ended June 30, 2004 and 2003, respectively. The collateralized obligation trusts reside in bankruptcy remote special-purpose entities, or SPEs, for which we provide neither recourse nor guarantees. Accordingly, our sole financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $76.1 million at June 30, 2004.

We consolidated three collateralized obligation trusts as of June 30, 2004 and 2003. As of June 30, 2004, our direct investment in the three consolidated collateralized obligation trusts is $26.9 million, $20.0 million of which is an investment grade debt security. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $1.7 million and $1.1 million for the six months ended June 30, 2004 and 2003, respectively, related to these three consolidated collateralized obligation trusts.

Five variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account direct investment in these unconsolidated variable interest entities is $49.5 million, $34.7 million of which are investment grade debt securities at June 30, 2004. Our asset management affiliates recognized investment advisory fee revenues related to the five unconsolidated variable interest entities of $1.7 million and $2.1 million for the six months ended June 30, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                       JUNE 30,         DEC 31,
($ amounts in millions)                                                                          2004             2003
                                                                                            ---------------  ---------------

ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...........................................................................     $      115.2     $      148.8
Phoenix CDO II..........................................................................            314.1            332.6
Phoenix-Mistic 2002-1 CDO, Ltd..........................................................            936.2            963.4
                                                                                            ---------------  ---------------
TOTAL...................................................................................     $    1,365.5     $    1,444.8
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).....................................................     $      152.8     $      183.2
Phoenix CDO II (December 2012 mandatorily redeemable)...................................            356.3            375.6
Phoenix-Mistic 2002-1 CDO, Ltd. (September 2014 maturity)...............................            891.6            913.2
                                                                                            ---------------  ---------------
TOTAL...................................................................................     $    1,400.7     $    1,472.0
                                                                                            ===============  ===============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,275.4 million and $1,350.0 million at June 30, 2004 and December 31, 2003, respectively. In addition, cash and accrued investment income of $90.1 million and $94.8 million are included in these amounts at June 30, 2004 and December 31, 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,303.9 million and $1,344.3 million at June 30, 2004 and December 31, 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $96.8 million (notional amount of $1,111.1 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at June 30, 2004 and December 31, 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities are $24.2 million and $22.3 million at June 30, 2004 and December 31, 2003, respectively.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                              JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                              FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

Debt securities pledged as collateral...................    $    1,274.4     $    1,200.0     $    1,348.8    $    1,247.4
Equity securities pledged as collateral.................             1.0              1.0              1.2             0.7
                                                           ---------------  ---------------  --------------- ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL.................................    $    1,275.4     $    1,201.0     $    1,350.0    $    1,248.1
                                                           ===============  ===============  =============== ===============

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                   JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                                GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

Debt securities pledged as collateral...................    $      102.7     $      (28.3)    $      129.7    $      (28.3)
Equity securities pledged as collateral.................             0.6             (0.6)             0.7            (0.2)
                                                           ---------------  ---------------  --------------- ---------------

TOTAL...................................................    $      103.3     $      (28.9)    $      130.4    $      (28.5)
                                                           ===============  ===============  =============== ===============
NET UNREALIZED GAINS....................................    $       74.4                      $      101.9
                                                           ===============                   ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts, which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

The amount of derivative cash flow hedge ineffectiveness recognized for the six months ended June 30, 2004 and 2003 is $(0.5) million and $0.0 million, respectively. See Note 3 to these consolidated financial statements for information on realized investment losses related to these CDOs.

6. PENSION AND OTHER POST-RETIREMENT BENEFITS

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

COMPONENTS OF PENSION BENEFIT COSTS:                                                           SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Service cost............................................................................     $        6.0     $        6.8
Interest cost...........................................................................             16.2             16.0
Expected return on plan assets..........................................................            (15.2)           (13.4)
Net (gain) loss amortization............................................................              2.2              2.4
Prior service cost amortization.........................................................              0.5              1.0
Net transition asset information                                                                     (1.2)            (1.2)
Loss on curtailment.....................................................................              0.6             --
                                                                                            ---------------  ---------------
PENSION BENEFIT COST....................................................................     $        9.1     $       11.6
                                                                                            ===============  ===============

COMPONENTS OF OTHER POST-RETIREMENT BENEFIT COSTS:                                             SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                           2004            2003
                                                                                            ---------------  ---------------

Service cost............................................................................     $        0.8     $        1.2
Interest cost...........................................................................              2.2              3.0
Net gain amortization...................................................................             --               (0.4)
Prior service cost amortization                                                                      (1.1)            (0.2)
Gain on curtailment.....................................................................             (7.4)            --
                                                                                            ---------------  ---------------
OTHER POST-RETIREMENT BENEFIT COST......................................................     $       (5.5)    $        3.6
                                                                                            ===============  ===============


7. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $160.0 million as of June 30, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $145.0 million as of June 30, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the three and six months ended June 30, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes amount ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada, or Sun Life, and Cologne Life Reinsurance Company, or Cologne Life, a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with two of our own retrocessionaires, which have sought on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we had three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $49.0 million, subject to further development.

The dispute with the other retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. The arbitration proceedings are in the preliminary stages. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $90.0 million, subject to further development.

The dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).


8. COMMITMENTS

On July 29, 2004, we announced the signing of a $122.0 million seven-year information technology infrastructure services agreement with EDS. We expect to realize $65.0 to $70.0 million in expense savings over the course of the contract after incurring $9.0 to $11.0 million of after-tax transition costs through early 2005.


9. STATUTORY CAPITAL AND SURPLUS

Phoenix Life's statutory basis capital and surplus (including asset valuation reserve) decreased from $961.5 million at December 31, 2003 to $924.6 million at June 30, 2004. Phoenix Life's statutory loss from operations was $14.9 million for the six months ended June 30, 2004.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

      (2) Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(d)   CONTRACTS.

      Version A:

      (1) Flex Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number 2667 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (2) Amendment Permitting Face Amount Increases, Form VR01 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (3) Death Benefit Protection Rider, Form VR02 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (4) Variable Life Policy Exchange Option Rider, Form VRO8 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (5) Death Benefit Option - Policy Amendment, Form VR23 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (6) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (7) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (8) Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (9) Death Benefit Options - Policy Amendment Form VR149 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (10)Additional Purchase Option Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (11)Accelerated living Benefit Rider Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      Version B:

      (1) Joint Edge - Flexible Premium Joint Variable Universal Life Insurance Policy Form Number V601 of Depositor is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (2) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (3) Survivor Insurance Purchase Option Rider, Form VR03 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (4) Variable Joint Life Policy Exchange Option Rider, Form VR04 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (5) Disability Benefit to Age 65 Rider, VR05 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (6) Term Insurance Rider, Form VR06 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (7) Flex Edge Success - Flexible Premium Variable Universal Life Insurance Policy Form Number V603 of Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (8) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (9) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (10)Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (11)Purchase Protector Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (12)Living Benefit Rider, Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (13)Whole Life Exchange Option Rider, Form VR08 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (14)Cash Value Accumulation Test Rider, Form VR11 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      (15)Death Benefit Protection Rider, Form VR14 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      Version C:

      (1) Individual Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V603(PIE) of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      (2) Policy Term Rider, Form VR33 of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on Form S-6 (File No. 033-23251).


(e)   APPLICATIONS.

      Version A:
      Form of application for Flex Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      Version B:
      Form of application for Joint Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      Form of application for Flex Edge Success is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251).

      Version C:
      Form of application for Individual Edge is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on Form S-6 (File No. 033-23251).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      (1) Amended and Restated Charter of Phoenix Life Insurance Company dated June 25, 2001, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

      (2) By-laws of Phoenix Life Insurance Company dated January 1, 2003, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

          (b) Amendment to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (2) (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated April 18, 1995 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

          (b) Amendment No. 1 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated December 16, 1996 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (3) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. dated July 15, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (4) (a) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

          (b) Amendment No. 1 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, dated April 27, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

          (c) Amendment No. 2 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. dated October 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (5) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP dated December 17, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (6) Participation Agreement among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (7) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (8) Participation Agreement among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. dated March 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (9) Participation agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

(i)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on form N-6 (File No. 033-23251).

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel of Joseph P. DeCresce, Esq. with respect to the legality of shares being issued, filed herewith.

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Registered Public Accounting Firm, filed herewith.

      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, filed herewith.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor

           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Jean Blackwell                                  Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray*                               Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
                                                           Officer, and President
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President, Wholesaling Distribution &
                                                           Marketing
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------
           Nancy J. Engberg*                               Vice President and Chief Compliance Officer
           ----------------------------------------------------------------------------------------------------------
           James D. Wehr**                                 Senior Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------

          * The principal business address of this individual is One American Row, Hartford, CT 06102

          ** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115

          *** The principal business address of this individual is 38 Prospect
              Street, Hartford, CT 06115

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1  - Depositor & Registrant
2  - Depositor & Registrant
3  - Depositor & Registrant
4  - Depositor & Registrant
5  - Depositor & Registrant
6  - Depositor & Registrant
7  - Files separate financial statements
8  - Files as part of consolidated statement
+  - Depositor
++ - Registrant

ITEM 29.  INDEMNIFICATION

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.

         1. Phoenix Equity Planning Corporation ("PEPCO")

            (a) PEPCO serves as the principal underwriter for the following entities:

                Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

            (b) Directors and Executive Officers of PEPCO

                NAME                       POSITION
                ----                       --------
                Daniel T. Geraci*          Director
                Michael J. Gilotti***      Director
                Michael E. Haylon*         Director
                James D. Wehr**            Director
                Nancy J. Enberg*           Vice President, Chief Compliance
                                            Officer and Anti-Money Laundering
                                            Officer
                John H. Beers*             Vice President and Secretary
                Glenn H. Pease**           Vice President, Finance and Treasurer
                John F. Sharry**           President, Private Client Group
                Frank G. Waltman**         Senior Vice President and Chief
                                            Administrative Officer

                * The business address of this individual is One American Row, Hartford, CT 06102
                ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
                *** The business address of this individual is 38 Prospect
                    Street, Hartford, CT 06115

            (c) Compensation received by PEPCO during Registrant's last fiscal year:

                        (1)                              (2)                      (3)                (4)          (5)
              NAME OF                    NET UNDERWRITING               COMPENSATION          BROKERAGE
              PRINCIPAL UNDERWRITER      DISCOUNTS AND COMMISSIONS      ON REDEMPTION         COMMISSIONS     COMPENSATION
              ---------------------      -------------------------      -------------         -----------     ------------
              PEPCO                                 $0                        0                    0                0

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 24th day of September, 2004.

                               PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                             By:
                             ---------------------------------------------------
                             *Dona D. Young, President, Chairman of the Board
                                        and Chief Executive Officer
                                               (Registrant)




                                      PHOENIX LIFE INSURANCE COMPANY
                                               (Depositor)
                             By:
                             ---------------------------------------------------
                             *Dona D. Young, President, Chairman of the Board
                                        and Chief Executive Officer


ATTEST:      /s/Joseph P. DeCresce
       ---------------------------------
         Joseph P. DeCresce, Assistant
                  Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of September, 2004.

          SIGNATURE                   TITLE
          ---------                   -----

                                      Director
-----------------------------
 *Sal H. Alfiero

                                      Director
-----------------------------
 *Jean Blackwell

                                      Director
-----------------------------
 *Peter C. Browning

                                      Director
-----------------------------
 *Arthur P. Byrne

                                      Director
-----------------------------
 *Sanford Cloud, Jr.

                                      Director
-----------------------------
 *Richard N. Cooper

                                      Director
-----------------------------
 *Gordon J. Davis

          SIGNATURE                   TITLE
          ---------                   -----

                                      Director
-----------------------------
*Ann Maynard Gray

                                      Director
-----------------------------
*John E. Haire

                                      Director
-----------------------------
*Jerry J. Jasinowski

                                      Director
-----------------------------
*Thomas S. Johnson

                                      Director
-----------------------------
*Marilyn E. LaMarche

                                      Director, President, Chairman of the Board
-----------------------------         and Chief Executive Officer.
*Dona D. Young



By: /s/ John H. Beers
 ---------------------------------
* John H. Beers as Attorney-in-Fact pursuant to Powers of Attorney on file with Depositor.

                                      S-2